EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.6%)
1290 VT Equity Income Portfolio‡	1,691,755	$7,932,062
1290 VT GAMCO Small Company Value Portfolio‡	26,573	1,897,704
1290 VT Micro Cap Portfolio‡	146,416	2,396,165
ATM International Managed Volatility Portfolio‡	1,313,025	14,972,364
ATM Large Cap Managed Volatility Portfolio‡	4,551,691	72,079,031
ATM Mid Cap Managed Volatility Portfolio‡	2,108,361	19,388,984
ATM Small Cap Managed Volatility Portfolio‡	441,055	6,557,516
EQ/AB Small Cap Growth Portfolio‡	142,427	3,332,731
EQ/American Century Mid Cap Value Portfolio‡	132,380	3,429,493
EQ/Global Equity Managed Volatility Portfolio‡	269,746	5,393,792
EQ/International Core Managed Volatility Portfolio‡	296,346	3,590,764
EQ/International Equity Index Portfolio‡	78,176	820,619
EQ/International Value Managed Volatility Portfolio‡	368,976	5,348,124
EQ/Janus Enterprise Portfolio*‡	279,873	6,912,290
EQ/JPMorgan Value Opportunities Portfolio‡	325,200	7,694,656
EQ/Large Cap Core Managed Volatility Portfolio‡	1,283,624	15,784,816
EQ/Large Cap Growth Index Portfolio‡	72,630	1,579,443
EQ/Large Cap Growth Managed Volatility Portfolio‡	236,133	9,937,125
EQ/Large Cap Value Managed Volatility Portfolio‡	499,461	9,936,252
EQ/Loomis Sayles Growth Portfolio*‡	523,730	5,993,539
EQ/MFS International Growth Portfolio‡	669,120	5,819,613
EQ/Morgan Stanley Small Cap Growth Portfolio‡	151,764	3,137,484
EQ/T. Rowe Price Growth Stock Portfolio‡	40,411	3,011,142
EQ/Value Equity Portfolio‡	325,107	7,871,944

Total Equity		224,817,653

Fixed Income (79.3%)
1290 Diversified Bond Fund‡	2,374,323	26,172,829
1290 VT DoubleLine Opportunistic Bond Portfolio‡	6,102,806	61,895,958
1290 VT High Yield Bond Portfolio‡	1,454,182	14,227,588
EQ/Core Bond Index Portfolio‡	20,368,523	208,937,229
EQ/Core Plus Bond Portfolio‡	6,327,724	26,233,751
EQ/Global Bond PLUS Portfolio‡	2,465,383	23,317,608
EQ/Intermediate Government Bond Portfolio‡	24,537,635	257,649,768
EQ/PIMCO Ultra Short Bond Portfolio‡	13,060,578	129,215,578
EQ/Quality Bond PLUS Portfolio‡	4,748,764	41,130,840
Multimanager Core Bond Portfolio‡	7,781,696	77,220,627

Total Fixed Income		866,001,776

Total Investments in Securities (99.9%) (Cost $975,124,162)		1,090,819,429
Other Assets Less Liabilities (0.1%)		654,513

Net Assets (100%)		$1,091,473,942

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,691,755	8,473,680	67,525	(1,558,684)	(108)	949,649	7,932,062	—	—
1290 VT GAMCO Small Company Value Portfolio	26,573	1,822,936	20,207	(160,180)	61,951	152,790	1,897,704	—	—
1290 VT Micro Cap Portfolio	146,416	2,073,047	9,037	(62,775)	10,897	365,959	2,396,165	—	—
ATM International Managed Volatility Portfolio	1,313,025	16,981,350	186,633	(2,735,132)	449,740	89,773	14,972,364	—	—
ATM Large Cap Managed Volatility Portfolio	4,551,691	77,917,135	789,587	(10,969,773)	542,060	3,800,022	72,079,031	—	—
ATM Mid Cap Managed Volatility Portfolio	2,108,361	18,036,103	204,708	(1,210,682)	30,087	2,328,768	19,388,984	—	—
ATM Small Cap Managed Volatility Portfolio	441,055	6,925,109	87,733	(1,268,864)	250,427	563,111	6,557,516	—	—
EQ/AB Small Cap Growth Portfolio	142,427	3,346,533	29,243	(272,954)	22,951	206,958	3,332,731	—	—
EQ/American Century Mid Cap Value Portfolio	132,380	3,105,904	9,037	(62,775)	1,432	375,895	3,429,493	—	—
EQ/Global Equity Managed Volatility Portfolio	269,746	6,161,452	58,488	(1,045,909)	266,920	(47,159)	5,393,792	—	—
EQ/International Core Managed Volatility Portfolio	296,346	4,298,293	49,451	(883,134)	289,272	(163,118)	3,590,764	—	—
EQ/International Equity Index Portfolio	78,176	784,409	—	—	—	36,210	820,619	—	—
EQ/International Value Managed Volatility Portfolio	368,976	6,236,781	58,488	(1,295,909)	212,204	136,560	5,348,124	—	—
EQ/Janus Enterprise Portfolio*	279,873	6,689,702	18,074	(125,550)	6,879	323,185	6,912,290	—	—
EQ/JPMorgan Value Opportunities Portfolio	325,200	8,970,300	87,734	(2,668,864)	853,376	452,110	7,694,656	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,283,624	17,497,914	175,463	(2,837,727)	727,237	221,929	15,784,816	—	—
EQ/Large Cap Growth Index Portfolio	72,630	1,764,987	—	(200,001)	26,535	(12,078)	1,579,443	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	236,133	10,742,231	137,183	(1,151,998)	58,947	150,762	9,937,125	—	—
EQ/Large Cap Value Managed Volatility Portfolio	499,461	9,347,233	116,975	(491,818)	29,907	933,955	9,936,252	—	—
EQ/Loomis Sayles Growth Portfolio*	523,730	6,685,518	58,488	(945,909)	155,059	40,383	5,993,539	—	—
EQ/MFS International Growth Portfolio	669,120	7,366,252	78,695	(1,686,089)	446,615	(385,860)	5,819,613	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	151,764	2,800,725	9,037	(162,775)	32,274	458,223	3,137,484	—	—
EQ/T. Rowe Price Growth Stock Portfolio	40,411	3,110,769	29,244	(122,954)	22,645	(28,562)	3,011,142	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio(a)	325,107	8,139,707	87,732	(1,168,864)	284,574	528,795	7,871,944	—	—
Fixed Income
1290 Diversified Bond Fund	2,374,323	—	26,250,000	—	—	(77,171)	26,172,829	110,406	—
1290 VT DoubleLine Opportunistic Bond Portfolio	6,102,806	64,409,209	308,885	(1,744,720)	(373)	(1,077,043)	61,895,958	—	—
1290 VT High Yield Bond Portfolio	1,454,182	14,686,085	155,258	(677,548)	4,611	59,182	14,227,588	—	—
EQ/Core Bond Index Portfolio	20,368,523	241,890,643	3,648,631	(31,903,652)	297,110	(4,995,503)	208,937,229	—	—
EQ/Core Plus Bond Portfolio	6,327,724	—	26,250,000	—	—	(16,249)	26,233,751	—	—
EQ/Global Bond PLUS Portfolio	2,465,383	22,970,475	2,263,196	(1,106,591)	(1,063)	(808,409)	23,317,608	—	—
EQ/Intermediate Government Bond Portfolio	24,537,635	298,147,308	4,037,993	(40,103,023)	369,981	(4,802,491)	257,649,768	—	—
EQ/PIMCO Ultra Short Bond Portfolio	13,060,578	131,836,400	3,103,710	(5,901,818)	(3,331)	180,617	129,215,578	—	—
EQ/Quality Bond PLUS Portfolio	4,748,764	39,768,124	3,677,002	(1,362,880)	196	(951,602)	41,130,840	—	—
Multimanager Core Bond Portfolio	7,781,696	72,995,850	8,814,951	(2,422,267)	1,248	(2,169,155)	77,220,627	165,236	—

Total		1,125,982,164	80,878,388	(118,311,819)	5,450,260	(3,179,564)	1,090,819,429	275,642	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,090,819,429	$—	$1,090,819,429

Total Assets	$—	$1,090,819,429	$—	$1,090,819,429

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,090,819,429	$—	$1,090,819,429

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,288,361
Aggregate gross unrealized depreciation	(3,384,900)

Net unrealized appreciation	$114,903,461

Federal income tax cost of investments in securities and derivative instruments, if applicable	$975,915,968

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.6%)
1290 VT Equity Income Portfolio‡	2,820,838	$13,225,945
1290 VT GAMCO Small Company Value Portfolio‡	93,085	6,647,694
1290 VT Micro Cap Portfolio‡	373,291	6,109,085
1290 VT Small Cap Value Portfolio‡	446,424	6,080,111
ATM International Managed Volatility Portfolio‡	3,999,528	45,606,420
ATM Large Cap Managed Volatility Portfolio‡	8,096,358	128,211,179
ATM Mid Cap Managed Volatility Portfolio‡	3,508,568	32,265,614
ATM Small Cap Managed Volatility Portfolio‡	2,197,180	32,667,192
EQ/AB Small Cap Growth Portfolio‡	607,888	14,224,365
EQ/American Century Mid Cap Value Portfolio‡	268,005	6,943,046
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	243,946	4,660,877
EQ/Global Equity Managed Volatility Portfolio‡	808,635	16,169,329
EQ/International Core Managed Volatility Portfolio‡	917,793	11,120,697
EQ/International Equity Index Portfolio‡	179,927	1,888,718
EQ/International Value Managed Volatility Portfolio‡	1,022,996	14,827,829
EQ/Janus Enterprise Portfolio*‡	497,886	12,296,769
EQ/JPMorgan Value Opportunities Portfolio‡	561,294	13,280,963
EQ/Large Cap Core Managed Volatility Portfolio‡	2,433,195	29,921,178
EQ/Large Cap Growth Index Portfolio‡	116,197	2,526,882
EQ/Large Cap Growth Managed Volatility Portfolio‡	444,531	18,707,107
EQ/Large Cap Value Managed Volatility Portfolio‡	1,151,449	22,906,866
EQ/Loomis Sayles Growth Portfolio*‡	902,439	10,327,467
EQ/MFS International Growth Portfolio‡	2,042,567	17,765,044
EQ/Morgan Stanley Small Cap Growth Portfolio‡	519,425	10,738,280
EQ/T. Rowe Price Growth Stock Portfolio‡	79,618	5,932,597
EQ/Value Equity Portfolio‡	562,932	13,630,519

Total Equity		498,681,773

Fixed Income (59.3%)
1290 Diversified Bond Fund‡	1,922,078	21,187,606
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,647,123	47,132,113
1290 VT High Yield Bond Portfolio‡	1,210,570	11,844,105
EQ/Core Bond Index Portfolio‡	16,968,279	174,058,035
EQ/Core Plus Bond Portfolio‡	5,122,443	21,236,846
EQ/Global Bond PLUS Portfolio‡	2,070,269	19,580,618
EQ/Intermediate Government Bond Portfolio‡	20,322,437	213,389,397
EQ/PIMCO Ultra Short Bond Portfolio‡	10,851,696	107,361,875
EQ/Quality Bond PLUS Portfolio‡	5,130,287	44,435,357
Multimanager Core Bond Portfolio‡	6,740,005	66,883,540

Total Fixed Income		727,109,492

Total Investments in Securities (99.9%) (Cost $996,135,665)		1,225,791,265
Other Assets Less Liabilities (0.1%)		683,277

Net Assets (100%)		$1,226,474,542

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,820,838	14,222,244	90,093	(2,746,273)	310,281	1,349,600	13,225,945	—	—
1290 VT GAMCO Small Company Value Portfolio	93,085	7,428,681	60,415	(1,672,324)	1,045,356	(214,434)	6,647,694	—	—
1290 VT Micro Cap Portfolio	373,291	5,936,239	29,679	(923,949)	189,277	877,839	6,109,085	—	—
1290 VT Small Cap Value Portfolio	446,424	5,858,758	45,046	(1,423,136)	1,832	1,597,611	6,080,111	—	—
ATM International Managed Volatility Portfolio	3,999,528	47,768,902	376,799	(4,108,706)	296,341	1,273,084	45,606,420	—	—
ATM Large Cap Managed Volatility Portfolio	8,096,358	131,597,732	969,562	(11,896,862)	578,926	6,961,821	128,211,179	—	—
ATM Mid Cap Managed Volatility Portfolio	3,508,568	29,644,448	224,174	(1,491,256)	(13,598)	3,901,846	32,265,614	—	—
ATM Small Cap Managed Volatility Portfolio	2,197,180	33,883,754	270,279	(5,538,819)	1,088,201	2,963,777	32,667,192	—	—
EQ/AB Small Cap Growth Portfolio	607,888	15,779,093	97,248	(2,783,654)	553,956	577,722	14,224,365	—	—
EQ/American Century Mid Cap Value Portfolio	268,005	6,307,983	7,156	(137,381)	2,394	762,894	6,943,046	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	243,946	4,363,773	29,678	(423,949)	95,365	596,010	4,660,877	—	—
EQ/Global Equity Managed Volatility Portfolio	808,635	16,508,883	135,141	(1,069,410)	190,964	403,751	16,169,329	—	—
EQ/International Core Managed Volatility Portfolio	917,793	11,462,677	90,093	(796,273)	217,540	146,660	11,120,697	—	—
EQ/International Equity Index Portfolio	179,927	1,805,378	—	—	—	83,340	1,888,718	—	—
EQ/International Value Managed Volatility Portfolio	1,022,996	14,506,556	104,403	(621,034)	56,038	781,866	14,827,829	—	—
EQ/Janus Enterprise Portfolio*	497,886	14,900,520	14,309	(3,174,761)	169,885	386,816	12,296,769	—	—
EQ/JPMorgan Value Opportunities Portfolio	561,294	15,057,385	90,092	(4,146,273)	1,343,254	936,505	13,280,963	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,433,195	30,879,392	240,601	(2,914,870)	140,978	1,575,077	29,921,178	—	—
EQ/Large Cap Growth Index Portfolio	116,197	2,504,683	—	—	—	22,199	2,526,882	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	444,531	18,812,663	165,877	(617,785)	19,384	326,968	18,707,107	—	—
EQ/Large Cap Value Managed Volatility Portfolio	1,151,449	23,030,797	157,664	(2,505,978)	164,567	2,059,816	22,906,866	—	—
EQ/Loomis Sayles Growth Portfolio*	902,439	10,258,262	74,724	(297,085)	7,414	284,152	10,327,467	—	—
EQ/MFS International Growth Portfolio	2,042,567	19,615,188	181,246	(2,166,973)	314,408	(178,825)	17,765,044	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	519,425	10,617,652	59,357	(1,847,898)	390,020	1,519,149	10,738,280	—	—
EQ/T. Rowe Price Growth Stock Portfolio	79,618	6,071,667	45,046	(173,136)	18,127	(29,107)	5,932,597	—	—
EQ/Value Equity Portfolio(a)	562,932	13,863,968	120,830	(1,744,648)	466,990	923,379	13,630,519	—	—
Fixed Income
1290 Diversified Bond Fund	1,922,078	—	21,250,000	—	—	(62,394)	21,187,606	89,377	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,647,123	48,065,230	675,951	(794,840)	36	(814,264)	47,132,113	—	—
1290 VT High Yield Bond Portfolio	1,210,570	12,047,201	90,094	(346,273)	512	52,571	11,844,105	—	—
EQ/Core Bond Index Portfolio	16,968,279	189,376,815	9,150,132	(20,659,109)	(379,882)	(3,429,921)	174,058,035	—	—
EQ/Core Plus Bond Portfolio	5,122,443	—	21,250,000	—	—	(13,154)	21,236,846	—	—
EQ/Global Bond PLUS Portfolio	2,070,269	17,998,362	2,857,664	(605,978)	1,021	(670,451)	19,580,618	—	—
EQ/Intermediate Government Bond Portfolio	20,322,437	236,951,482	5,864,190	(25,836,078)	207,918	(3,798,115)	213,389,397	—	—
EQ/PIMCO Ultra Short Bond Portfolio	10,851,696	106,024,324	4,310,839	(3,116,458)	(208)	143,378	107,361,875	—	—
EQ/Quality Bond PLUS Portfolio	5,130,287	37,453,511	8,792,377	(818,454)	672	(992,749)	44,435,357	—	—
Multimanager Core Bond Portfolio	6,740,005	64,846,406	5,132,059	(1,227,682)	24	(1,867,267)	66,883,540	142,653	—

Total		1,225,450,609	83,052,818	(108,627,305)	7,477,993	18,437,150	1,225,791,265	232,030	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,225,791,265	$—	$1,225,791,265

Total Assets	$—	$1,225,791,265	$—	$1,225,791,265

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,225,791,265	$—	$1,225,791,265

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,723,907
Aggregate gross unrealized depreciation	(8,238,112)

Net unrealized appreciation	$228,485,795

Federal income tax cost of investments in securities and derivative instruments, if applicable	$997,305,470

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.7%)
1290 VT Equity Income Portfolio‡	20,188,197	$94,655,547
1290 VT GAMCO Small Company Value Portfolio‡	995,453	71,090,781
1290 VT Micro Cap Portfolio‡	3,613,766	59,141,074
1290 VT Small Cap Value Portfolio‡	4,314,193	58,757,504
ATM International Managed Volatility Portfolio‡	38,607,610	440,240,717
ATM Large Cap Managed Volatility Portfolio‡	54,389,509	861,293,773
ATM Mid Cap Managed Volatility Portfolio‡	10,453,886	96,136,390
ATM Small Cap Managed Volatility Portfolio‡	22,706,290	337,592,241
EQ/AB Small Cap Growth Portfolio‡	5,672,555	132,735,719
EQ/American Century Mid Cap Value Portfolio‡	1,074,101	27,826,128
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,760,657	52,745,699
EQ/Global Equity Managed Volatility Portfolio‡	7,694,368	153,855,314
EQ/International Core Managed Volatility Portfolio‡	8,867,810	107,449,337
EQ/International Equity Index Portfolio‡	1,073,371	11,267,313
EQ/International Value Managed Volatility Portfolio‡	10,376,986	150,409,287
EQ/Janus Enterprise Portfolio*‡	1,493,046	36,875,211
EQ/JPMorgan Value Opportunities Portfolio‡	3,906,585	92,434,976
EQ/Large Cap Core Managed Volatility Portfolio‡	16,388,868	201,535,127
EQ/Large Cap Growth Index Portfolio‡	511,770	11,129,250
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,854,845	120,139,942
EQ/Large Cap Value Managed Volatility Portfolio‡	7,585,495	150,905,479
EQ/Loomis Sayles Growth Portfolio*‡	6,008,289	68,758,527
EQ/MFS International Growth Portfolio‡	20,148,655	175,241,110
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,039,085	104,175,031
EQ/T. Rowe Price Growth Stock Portfolio‡	561,155	41,813,641
EQ/Value Equity Portfolio‡	3,864,964	93,584,022

Total Equity		3,751,789,140

Fixed Income (49.2%)
1290 Diversified Bond Fund‡	9,714,388	107,084,429
1290 VT DoubleLine Opportunistic Bond Portfolio‡	24,129,683	244,728,369
1290 VT High Yield Bond Portfolio‡	6,062,147	59,311,501
EQ/Core Bond Index Portfolio‡	84,442,754	866,201,003
EQ/Core Plus Bond Portfolio‡	25,889,432	107,333,517
EQ/Global Bond PLUS Portfolio‡	9,719,087	91,923,183
EQ/Intermediate Government Bond Portfolio‡	104,271,274	1,094,867,901
EQ/PIMCO Ultra Short Bond Portfolio‡	54,197,060	536,201,715
EQ/Quality Bond PLUS Portfolio‡	24,845,349	215,194,971
Multimanager Core Bond Portfolio‡	32,224,825	319,778,758

Total Fixed Income		3,642,625,347

Total Investments in Securities (99.9%) (Cost $5,755,195,002)		7,394,414,487
Other Assets Less Liabilities (0.1%)		4,543,251

Net Assets (100%)		$7,398,957,738

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	20,188,197	91,547,806	—	(7,838,706)	289,845	10,656,602	94,655,547	—	—
1290 VT GAMCO Small Company Value Portfolio	995,453	76,964,023	—	(14,455,390)	6,956,154	1,625,994	71,090,781	—	—
1290 VT Micro Cap Portfolio	3,613,766	50,909,269	—	(1,011,010)	197,215	9,045,600	59,141,074	—	—
1290 VT Small Cap Value Portfolio	4,314,193	55,554,478	—	(12,791,544)	2,779,887	13,214,683	58,757,504	—	—
ATM International Managed Volatility Portfolio	38,607,610	451,293,006	—	(25,923,947)	1,780,249	13,091,409	440,240,717	—	—
ATM Large Cap Managed Volatility Portfolio	54,389,509	857,847,551	—	(46,528,599)	1,742,544	48,232,277	861,293,773	—	—
ATM Mid Cap Managed Volatility Portfolio	10,453,886	91,250,420	—	(6,930,304)	(24,431)	11,840,705	96,136,390	—	—
ATM Small Cap Managed Volatility Portfolio	22,706,290	343,404,055	—	(46,921,509)	8,460,301	32,649,394	337,592,241	—	—
EQ/AB Small Cap Growth Portfolio	5,672,555	145,509,029	—	(23,141,317)	4,694,567	5,673,440	132,735,719	—	—
EQ/American Century Mid Cap Value Portfolio	1,074,101	35,350,227	—	(11,183,315)	984,425	2,674,791	27,826,128	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,760,657	53,414,472	—	(8,761,010)	1,326,170	6,766,067	52,745,699	—	—
EQ/Global Equity Managed Volatility Portfolio	7,694,368	159,249,637	—	(11,091,317)	1,625,349	4,071,645	153,855,314	—	—
EQ/International Core Managed Volatility Portfolio	8,867,810	109,764,357	—	(5,833,087)	1,537,629	1,980,438	107,449,337	—	—
EQ/International Equity Index Portfolio	1,073,371	10,995,593	—	(230,534)	14,636	487,618	11,267,313	—	—
EQ/International Value Managed Volatility Portfolio	10,376,986	146,915,598	—	(4,988,649)	144,961	8,337,377	150,409,287	—	—
EQ/Janus Enterprise Portfolio*	1,493,046	44,409,311	—	(9,366,629)	575,222	1,257,307	36,875,211	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,906,585	101,795,688	—	(24,669,238)	7,270,446	8,038,080	92,434,976	—	—
EQ/Large Cap Core Managed Volatility Portfolio	16,388,868	207,522,436	—	(17,482,860)	872,950	10,622,601	201,535,127	—	—
EQ/Large Cap Growth Index Portfolio	511,770	11,031,482	—	—	—	97,768	11,129,250	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,854,845	121,264,881	—	(3,358,000)	147,030	2,086,031	120,139,942	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,585,495	155,579,569	—	(20,410,782)	3,112,481	12,624,211	150,905,479	—	—
EQ/Loomis Sayles Growth Portfolio*	6,008,289	74,621,674	—	(7,755,391)	868,499	1,023,745	68,758,527	—	—
EQ/MFS International Growth Portfolio	20,148,655	187,335,420	—	(13,349,545)	639,242	615,993	175,241,110	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	5,039,085	100,391,413	—	(14,391,487)	3,312,935	14,862,170	104,175,031	—	—
EQ/T. Rowe Price Growth Stock Portfolio	561,155	42,717,096	—	(827,696)	41,960	(117,719)	41,813,641	—	—
EQ/Value Equity Portfolio(a)	3,864,964	89,761,066	—	(5,299,772)	447,745	8,674,983	93,584,022	—	—
Fixed Income
1290 Diversified Bond Fund	9,714,388	—	107,399,999	—	—	(315,570)	107,084,429	451,719	—
1290 VT DoubleLine Opportunistic Bond Portfolio	24,129,683	234,776,995	17,400,000	(3,258,002)	402	(4,191,026)	244,728,369	—	—
1290 VT High Yield Bond Portfolio	6,062,147	60,287,735	—	(1,241,543)	1,653	263,656	59,311,501	—	—
EQ/Core Bond Index Portfolio	84,442,754	928,054,918	51,000,000	(94,011,038)	(1,351,451)	(17,491,426)	866,201,003	—	—
EQ/Core Plus Bond Portfolio	25,889,432	—	107,400,000	—	—	(66,483)	107,333,517	—	—
EQ/Global Bond PLUS Portfolio	9,719,087	88,688,351	8,699,999	(2,299,772)	(11,367)	(3,154,028)	91,923,183	—	—
EQ/Intermediate Government Bond Portfolio	104,271,274	1,183,968,741	48,000,000	(118,844,793)	339,323	(18,595,370)	1,094,867,901	—	—
EQ/PIMCO Ultra Short Bond Portfolio	54,197,060	522,014,032	25,900,001	(12,415,434)	109	703,007	536,201,715	—	—
EQ/Quality Bond PLUS Portfolio	24,845,349	187,101,008	36,500,001	(3,582,974)	(3,547)	(4,819,517)	215,194,971	—	—
Multimanager Core Bond Portfolio	32,224,825	316,194,784	17,707,892	(5,143,927)	190	(8,980,181)	319,778,758	681,696	—

Total		7,337,486,121	420,007,892	(585,339,121)	48,773,323	173,486,272	7,394,414,487	1,133,415	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,394,414,487	$—	$7,394,414,487

Total Assets	$—	$7,394,414,487	$—	$7,394,414,487

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,394,414,487	$—	$7,394,414,487

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,661,328,614
Aggregate gross unrealized depreciation	(44,911,965)

Net unrealized appreciation	$1,616,416,649

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,777,997,838

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.0%)
1290 VT Equity Income Portfolio‡	33,062,000	$155,016,401
1290 VT GAMCO Small Company Value Portfolio‡	2,183,286	155,920,452
1290 VT Micro Cap Portfolio‡	6,713,577	109,871,015
1290 VT Small Cap Value Portfolio‡	8,534,187	116,232,062
ATM International Managed Volatility Portfolio‡	64,043,641	730,286,557
ATM Large Cap Managed Volatility Portfolio‡	90,738,107	1,436,897,810
ATM Mid Cap Managed Volatility Portfolio‡	11,564,351	106,348,488
ATM Small Cap Managed Volatility Portfolio‡	48,001,334	713,673,500
EQ/AB Small Cap Growth Portfolio‡	12,682,384	296,763,177
EQ/American Century Mid Cap Value Portfolio‡	1,139,646	29,524,161
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,761,115	110,073,087
EQ/Global Equity Managed Volatility Portfolio‡	13,495,190	269,847,599
EQ/International Core Managed Volatility Portfolio‡	14,584,183	176,713,383
EQ/International Equity Index Portfolio‡	685,063	7,191,192
EQ/International Value Managed Volatility Portfolio‡	14,193,740	205,731,251
EQ/Janus Enterprise Portfolio*‡	1,868,136	46,139,169
EQ/JPMorgan Value Opportunities Portfolio‡	7,542,441	178,464,114
EQ/Large Cap Core Managed Volatility Portfolio‡	29,979,821	368,664,075
EQ/Large Cap Growth Index Portfolio‡	903,277	19,643,184
EQ/Large Cap Growth Managed Volatility Portfolio‡	4,517,107	190,092,618
EQ/Large Cap Value Managed Volatility Portfolio‡	13,839,023	275,312,854
EQ/Loomis Sayles Growth Portfolio*‡	10,325,512	118,164,584
EQ/MFS International Growth Portfolio‡	35,179,546	305,970,930
EQ/Morgan Stanley Small Cap Growth Portfolio‡	10,964,781	226,679,335
EQ/T. Rowe Price Growth Stock Portfolio‡	874,828	65,186,523
EQ/Value Equity Portfolio‡	6,752,180	163,493,389

Total Equity		6,577,900,910

Fixed Income (29.0%)
1290 Diversified Bond Fund‡	7,412,423	81,709,227
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,617,847	178,683,945
1290 VT High Yield Bond Portfolio‡	4,449,464	43,533,153
EQ/Core Bond Index Portfolio‡	65,998,855	677,006,273
EQ/Core Plus Bond Portfolio‡	19,754,552	81,899,271
EQ/Global Bond PLUS Portfolio‡	1,313,973	12,427,561
EQ/Intermediate Government Bond Portfolio‡	79,355,006	833,242,421
EQ/PIMCO Ultra Short Bond Portfolio‡	39,810,459	393,867,048
EQ/Quality Bond PLUS Portfolio‡	17,112,577	148,218,511
Multimanager Core Bond Portfolio‡	23,579,565	233,988,666

Total Fixed Income		2,684,576,076

Total Investments in Securities (100.0%) (Cost $6,464,464,678)		9,262,476,986
Other Assets Less Liabilities (0.0%)		4,590,950

Net Assets (100%)		$9,267,067,936

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	33,062,000	141,452,496	—	(4,138,714)	43,453	17,659,166	155,016,401	—	—
1290 VT GAMCO Small Company Value Portfolio	2,183,286	183,743,904	—	(48,301,878)	22,790,615	(2,312,189)	155,920,452	—	—
1290 VT Micro Cap Portfolio	6,713,577	95,097,240	—	(2,489,300)	486,099	16,776,976	109,871,015	—	—
1290 VT Small Cap Value Portfolio	8,534,187	98,892,117	—	(12,822,502)	1,862,615	28,299,832	116,232,062	—	—
ATM International Managed Volatility Portfolio	64,043,641	738,572,016	—	(32,769,508)	2,036,105	22,447,944	730,286,557	—	—
ATM Large Cap Managed Volatility Portfolio	90,738,107	1,402,637,880	—	(48,439,602)	1,522,348	81,177,184	1,436,897,810	—	—
ATM Mid Cap Managed Volatility Portfolio	11,564,351	103,421,242	—	(10,341,956)	82,457	13,186,745	106,348,488	—	—
ATM Small Cap Managed Volatility Portfolio	48,001,334	702,543,102	—	(73,838,456)	10,901,742	74,067,112	713,673,500	—	—
EQ/AB Small Cap Growth Portfolio	12,682,384	326,678,831	—	(52,900,123)	11,412,953	11,571,516	296,763,177	—	—
EQ/American Century Mid Cap Value Portfolio	1,139,646	33,130,372	—	(7,279,961)	989,659	2,684,091	29,524,161	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,761,115	108,608,599	—	(15,189,301)	1,768,453	14,885,336	110,073,087	—	—
EQ/Global Equity Managed Volatility Portfolio	13,495,190	273,788,439	—	(13,837,544)	1,110,259	8,786,445	269,847,599	—	—
EQ/International Core Managed Volatility Portfolio	14,584,183	178,935,876	—	(7,945,003)	1,857,453	3,865,057	176,713,383	—	—
EQ/International Equity Index Portfolio	685,063	7,584,200	—	(726,328)	385,501	(52,181)	7,191,192	—	—
EQ/International Value Managed Volatility Portfolio	14,193,740	199,039,168	—	(4,895,398)	(51,121)	11,638,602	205,731,251	—	—
EQ/Janus Enterprise Portfolio*	1,868,136	56,262,924	—	(12,559,923)	904,149	1,532,019	46,139,169	—	—
EQ/JPMorgan Value Opportunities Portfolio	7,542,441	169,209,524	—	(18,338,714)	4,501,013	23,092,291	178,464,114	—	—
EQ/Large Cap Core Managed Volatility Portfolio	29,979,821	363,398,966	—	(15,373,210)	691,919	19,946,400	368,664,075	—	—
EQ/Large Cap Growth Index Portfolio	903,277	19,470,623	—	—	—	172,561	19,643,184	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	4,517,107	193,780,837	—	(7,240,785)	310,851	3,241,715	190,092,618	—	—
EQ/Large Cap Value Managed Volatility Portfolio	13,839,023	256,686,804	—	(7,874,381)	540,816	25,959,615	275,312,854	—	—
EQ/Loomis Sayles Growth Portfolio*	10,325,512	118,036,765	—	(3,215,627)	105,637	3,237,809	118,164,584	—	—
EQ/MFS International Growth Portfolio	35,179,546	323,128,329	—	(19,276,451)	670,757	1,448,295	305,970,930	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	10,964,781	215,925,221	—	(28,758,563)	7,053,295	32,459,382	226,679,335	—	—
EQ/T. Rowe Price Growth Stock Portfolio	874,828	67,230,823	—	(1,929,377)	437,930	(552,853)	65,186,523	—	—
EQ/Value Equity Portfolio(a)	6,752,180	153,099,847	—	(5,228,206)	388,677	15,233,071	163,493,389	—	—
Fixed Income
1290 Diversified Bond Fund	7,412,423	—	81,950,000	—	—	(240,773)	81,709,227	344,678	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,617,847	168,507,951	16,200,000	(2,966,022)	635	(3,058,619)	178,683,945	—	—
1290 VT High Yield Bond Portfolio	4,449,464	38,930,705	5,699,999	(1,286,251)	1,179	187,521	43,533,153	—	—
EQ/Core Bond Index Portfolio	65,998,855	687,209,224	70,899,999	(66,636,853)	(701,350)	(13,764,747)	677,006,273	—	—
EQ/Core Plus Bond Portfolio	19,754,552	—	81,950,000	—	—	(50,729)	81,899,271	—	—
EQ/Global Bond PLUS Portfolio	1,313,973	12,859,297	—	—	—	(431,736)	12,427,561	—	—
EQ/Intermediate Government Bond Portfolio	79,355,006	873,439,808	59,699,999	(86,199,822)	(224,389)	(13,473,175)	833,242,421	—	—
EQ/PIMCO Ultra Short Bond Portfolio	39,810,459	373,996,823	30,300,000	(10,933,134)	(330)	503,689	393,867,048	—	—
EQ/Quality Bond PLUS Portfolio	17,112,577	144,735,567	11,400,001	(4,501,879)	(12,494)	(3,402,684)	148,218,511	—	—
Multimanager Core Bond Portfolio	23,579,565	227,507,486	17,652,440	(4,615,436)	2,507	(6,558,331)	233,988,666	499,134	—

Total		9,057,543,006	375,752,438	(632,850,208)	71,869,393	390,162,357	9,262,476,986	843,812	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,262,476,986	$—	$9,262,476,986

Total Assets	$—	$9,262,476,986	$—	$9,262,476,986

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,262,476,986	$—	$9,262,476,986

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,748,430,053
Aggregate gross unrealized depreciation	(17,779,589)

Net unrealized appreciation	$2,730,650,464

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,531,826,522

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.4%)
1290 VT Equity Income Portfolio‡	18,095,230	$84,842,341
1290 VT GAMCO Small Company Value Portfolio‡	1,207,206	86,213,198
1290 VT Micro Cap Portfolio‡	2,991,688	48,960,453
1290 VT Small Cap Value Portfolio‡	3,059,978	41,675,624
ATM International Managed Volatility Portfolio‡	32,908,945	375,259,124
ATM Large Cap Managed Volatility Portfolio‡	49,059,500	776,889,553
ATM Mid Cap Managed Volatility Portfolio‡	6,322,527	58,143,442
ATM Small Cap Managed Volatility Portfolio‡	23,236,585	345,476,540
EQ/AB Small Cap Growth Portfolio‡	5,647,588	132,151,496
EQ/American Century Mid Cap Value Portfolio‡	432,781	11,211,813
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,875,340	54,936,863
EQ/Global Equity Managed Volatility Portfolio‡	7,508,597	150,140,675
EQ/International Core Managed Volatility Portfolio‡	6,943,598	84,134,077
EQ/International Equity Index Portfolio‡	677,155	7,108,179
EQ/International Value Managed Volatility Portfolio‡	7,559,232	109,567,341
EQ/Janus Enterprise Portfolio*‡	692,764	17,109,857
EQ/JPMorgan Value Opportunities Portfolio‡	3,150,899	74,554,429
EQ/Large Cap Core Managed Volatility Portfolio‡	15,980,986	196,519,371
EQ/Large Cap Growth Index Portfolio‡	379,033	8,242,663
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,989,238	125,795,582
EQ/Large Cap Value Managed Volatility Portfolio‡	7,775,734	154,690,090
EQ/Loomis Sayles Growth Portfolio*‡	6,298,805	72,083,181
EQ/MFS International Growth Portfolio‡	19,083,639	165,978,231
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,105,296	105,543,847
EQ/T. Rowe Price Growth Stock Portfolio‡	306,347	22,827,002
EQ/Value Equity Portfolio‡	3,945,286	95,528,889

Total Equity		3,405,583,861

Fixed Income (8.6%)
1290 Diversified Bond Fund‡	895,464	9,870,947
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,194,392	22,255,987
1290 VT High Yield Bond Portfolio‡	540,340	5,286,634
EQ/Core Bond Index Portfolio‡	7,979,727	81,854,835
EQ/Core Plus Bond Portfolio‡	2,386,456	9,893,872
EQ/Intermediate Government Bond Portfolio‡	9,922,416	104,187,224
EQ/PIMCO Ultra Short Bond Portfolio‡	4,057,560	40,143,700
EQ/Quality Bond PLUS Portfolio‡	1,958,295	16,961,535
Multimanager Core Bond Portfolio‡	2,833,726	28,120,100

Total Fixed Income		318,574,834

Total Investments in Securities (100.0%) (Cost $2,391,147,524)		3,724,158,695
Other Assets Less Liabilities (0.0%)		1,193,761

Net Assets (100%)		$3,725,352,456

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	18,095,230	77,069,461	3,961	(1,898,123)	32,758	9,634,284	84,842,341	—	—
1290 VT GAMCO Small Company Value Portfolio	1,207,206	82,026,980	4,952	(5,709,567)	2,500,448	7,390,385	86,213,198	—	—
1290 VT Micro Cap Portfolio	2,991,688	42,251,345	1,486	(964,674)	189,465	7,482,831	48,960,453	—	—
1290 VT Small Cap Value Portfolio	3,059,978	32,495,873	2,476	(1,126,118)	51,638	10,251,755	41,675,624	—	—
ATM International Managed Volatility Portfolio	32,908,945	372,086,557	19,806	(9,297,946)	415,962	12,034,745	375,259,124	—	—
ATM Large Cap Managed Volatility Portfolio	49,059,500	751,897,131	45,555	(19,660,891)	619,744	43,988,014	776,889,553	—	—
ATM Mid Cap Managed Volatility Portfolio	6,322,527	54,525,462	3,467	(3,380,231)	124,139	6,870,605	58,143,442	—	—
ATM Small Cap Managed Volatility Portfolio	23,236,585	314,955,673	11,885	(8,415,045)	424,618	38,499,409	345,476,540	—	—
EQ/AB Small Cap Growth Portfolio	5,647,588	130,570,987	8,417	(7,532,466)	831,525	8,273,033	132,151,496	—	—
EQ/American Century Mid Cap Value Portfolio	432,781	10,082,477	—	(96,335)	1,916	1,223,755	11,211,813	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,875,340	51,878,417	1,980	(5,093,563)	610,076	7,539,953	54,936,863	—	—
EQ/Global Equity Managed Volatility Portfolio	7,508,597	148,122,287	7,922	(3,410,908)	187,783	5,233,591	150,140,675	—	—
EQ/International Core Managed Volatility Portfolio	6,943,598	83,708,276	5,448	(2,284,791)	160,191	2,544,953	84,134,077	—	—
EQ/International Equity Index Portfolio	677,155	7,423,418	2,477	(644,446)	319,009	7,721	7,108,179	—	—
EQ/International Value Managed Volatility Portfolio	7,559,232	105,411,687	2,477	(1,993,128)	(21,178)	6,167,483	109,567,341	—	—
EQ/Janus Enterprise Portfolio*	692,764	16,488,020	—	(192,669)	11,178	803,328	17,109,857	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,150,899	65,191,262	3,466	(1,769,234)	390,740	10,738,195	74,554,429	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,980,986	190,392,961	10,894	(4,858,584)	266,867	10,707,233	196,519,371	—	—
EQ/Large Cap Growth Index Portfolio	379,033	8,170,254	—	—	—	72,409	8,242,663	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,989,238	128,457,039	7,923	(5,007,243)	199,444	2,138,419	125,795,582	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,775,734	146,072,115	7,923	(6,253,577)	294,136	14,569,493	154,690,090	—	—
EQ/Loomis Sayles Growth Portfolio*	6,298,805	73,379,978	4,457	(3,334,343)	85,679	1,947,410	72,083,181	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	19,083,639	172,521,850	12,874	(7,688,803)	283,810	848,500	165,978,231	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	5,105,296	101,266,906	3,466	(14,158,237)	3,353,129	15,078,583	105,543,847	—	—
EQ/T. Rowe Price Growth Stock Portfolio	306,347	23,637,488	1,485	(772,005)	214,914	(254,880)	22,827,002	—	—
EQ/Value Equity Portfolio(a)	3,945,286	89,773,929	5,943	(3,413,680)	268,691	8,894,006	95,528,889	—	—
Fixed Income
1290 Diversified Bond Fund	895,464	—	9,900,000	—	—	(29,053)	9,870,947	41,639	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,194,392	23,058,359	495	(417,892)	311	(385,286)	22,255,987	—	—
1290 VT High Yield Bond Portfolio	540,340	4,713,925	549,999	—	—	22,710	5,286,634	—	—
EQ/Core Bond Index Portfolio	7,979,727	81,662,414	8,905,447	(6,986,125)	(66,356)	(1,660,545)	81,854,835	—	—
EQ/Core Plus Bond Portfolio	2,386,456	—	9,900,000	—	—	(6,128)	9,893,872	—	—
EQ/Intermediate Government Bond Portfolio	9,922,416	107,250,630	7,507,426	(8,884,350)	(53,438)	(1,633,044)	104,187,224	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,057,560	36,118,325	5,102,476	(1,126,118)	(4)	49,021	40,143,700	—	—
EQ/Quality Bond PLUS Portfolio	1,958,295	15,568,633	2,100,496	(321,558)	578	(386,614)	16,961,535	—	—
Multimanager Core Bond Portfolio	2,833,726	26,226,822	3,219,280	(546,782)	236	(779,456)	28,120,100	59,954	—

Total		3,574,456,941	47,366,359	(137,239,432)	11,698,009	227,876,818	3,724,158,695	101,593	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,724,158,695	$—	$3,724,158,695

Total Assets	$—	$3,724,158,695	$—	$3,724,158,695

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,724,158,695	$—	$3,724,158,695

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,306,799,336
Aggregate gross unrealized depreciation	(4,038,463)

Net unrealized appreciation	$1,302,760,873

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,421,397,822

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.0%)
Ally Auto Receivables Trust,
Series 2017-4 A4 1.960%, 7/15/22	$87,353	$87,407
American Credit Acceptance Receivables Trust,
Series 2020-2 B 2.480%, 9/13/24§	100,000	101,990
Series 2020-4 C 1.310%, 12/14/26§	115,000	115,914
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	450,000	453,368
Series 2020-2 B 0.970%, 2/18/26	15,000	15,126
Series 2020-3 C 1.060%, 8/18/26	35,000	35,066
Carmax Auto Owner Trust,
Series 2020-1 A2 1.870%, 4/17/23	29,677	29,837
CNH Equipment Trust,
Series 2020-A A2 1.080%, 7/17/23	63,298	63,463
Series 2020-A A3 1.160%, 6/16/25	65,000	65,547
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	625,000	635,262
DT Auto Owner Trust,
Series 2020-2A A 1.140%, 1/16/24§	23,136	23,222
Series 2020-2A C 3.280%, 3/16/26§	80,000	83,867
Series 2021-1A B 0.620%, 9/15/25§	40,000	39,929
Exeter Automobile Receivables Trust,
Series 2020-2A A 1.130%, 8/15/23§	17,999	18,037
Series 2020-2A C 3.280%, 5/15/25§	110,000	114,460
Series 2021-1A B 0.500%, 2/18/25	60,000	59,883
First Investors Auto Owner Trust,
Series 2019-2A A 2.210%, 9/16/24§	154,643	155,836
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	63,433
Series 2020-4 C 1.280%, 2/16/27§	65,000	65,308
Series 2021-1 B 0.680%, 2/16/27§	100,000	99,488
Ford Credit Auto Owner Trust,
Series 2020-A A2 1.030%, 10/15/22	90,140	90,321
Series 2020-A A3 1.040%, 8/15/24	100,000	100,908
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	55,000	55,241
Series 2021-1A B 0.820%, 4/15/25§	145,000	144,786
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	70,000	70,847
Series 2020-1 A3 1.840%, 9/16/24	85,000	86,290
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	71,819
Series 2020-2 A2 0.740%, 11/15/22	80,378	80,521
Series 2020-2 A3 0.820%, 7/15/24	115,000	115,863
Jamestown CLO IX Ltd.,
Series 2016-9A DR 7.164%, 10/20/28(l)§	415,000	401,517
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	192,942	196,598
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	110,000	111,906
Onemain Financial Issuance Trust,
Series 2018-1A A 3.300%, 3/14/29§	289,510	290,636
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	53,094
Santander Drive Auto Receivables Trust,
Series 2019-2 C 2.900%, 10/15/24	514,000	524,434
Series 2020-2 B 0.960%, 11/15/24	20,000	20,122
Series 2020-4 C 1.010%, 1/15/26	40,000	40,136
SoFi Professional Loan Program LLC,
Series 2016-A A2 2.760%, 12/26/36§	97,886	98,961
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	120,000	123,291
TICP CLO XI Ltd.,
Series 2018-11A E 6.224%, 10/20/31(l)§	595,000	577,221
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58(l)§	2,120,000	2,255,970
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	111,601
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	60,000	60,842

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
United Auto Credit Securitization Trust,
Series 2020-1 B 1.470%, 11/10/22§	$165,000	$165,678
Westlake Automobile Receivables Trust,
Series 2020-2A A2A 0.930%, 2/15/24§	154,942	155,368
Series 2020-2A C 2.010%, 7/15/25§	100,000	102,274
Series 2020-3A C 1.240%, 11/17/25§	35,000	35,311
Series 2021-1A B 0.640%, 3/16/26§	190,000	189,770
World Financial Network Credit Card Master Trust,
Series 2018-B A 3.460%, 7/15/25	137,000	139,052
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	35,000	35,583

Total Asset-Backed Securities		8,832,404

Commercial Mortgage-Backed Securities (1.5%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	246,534
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A 1.086%, 5/15/36(l)§	2,500,000	2,501,566
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	253,033
FREMF Mortgage Trust,
Series 2015-K48 B 3.640%, 8/25/48(l)§	3,000,000	3,214,626
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	267,498
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	346,440
Series 2020-C58 A4 2.092%, 7/15/53	100,000	97,230

Total Commercial Mortgage-Backed Securities		6,926,927

Convertible Bond (0.5%)
Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.
1.500%, 2/1/24(e)	2,380,000	2,430,866

Total Information Technology		2,430,866

Total Convertible Bond		2,430,866

Corporate Bonds (37.6%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.7%)
Altice France SA
7.375%, 5/1/26§	200,000	208,000
AT&T, Inc.
3.650%, 6/1/51	410,000	397,759
Bell Canada
Series US-4 3.650%, 3/17/51	390,000	394,491
CCO Holdings LLC
5.750%, 2/15/26§	70,000	72,016
5.500%, 5/1/26§	198,000	204,138
5.875%, 5/1/27§	126,000	130,095
4.750%, 3/1/30§	80,000	82,700
4.500%, 5/1/32§	180,000	182,250
Cincinnati Bell, Inc.
7.000%, 7/15/24§	270,000	278,100
8.000%, 10/15/25§	80,000	84,800
Lumen Technologies, Inc.
5.125%, 12/15/26§	160,000	168,017
4.000%, 2/15/27§	56,000	57,067
Series G 6.875%, 1/15/28	120,000	133,663
Series W 6.750%, 12/1/23	60,000	66,232
Sprint Capital Corp.
8.750%, 3/15/32	110,000	162,250
Verizon Communications, Inc.
2.100%, 3/22/28	95,000	95,118
Windstream Escrow LLC
7.750%, 8/15/28§	136,000	138,040
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	180,000	176,157
6.125%, 3/1/28§	140,000	143,500

		3,174,393

Entertainment (0.1%)
Activision Blizzard, Inc.
2.500%, 9/15/50	115,000	95,835
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	20,000	20,300
5.500%, 4/15/29§	237,000	236,111
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	138,000	140,443
6.500%, 5/15/27§	128,000	142,080

		634,769

Interactive Media & Services (0.0%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	94,000	95,405

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Media (0.5%)
Diamond Sports Group LLC
6.625%, 8/15/27§	$308,000	$161,700
DISH DBS Corp.
5.875%, 7/15/22	110,000	114,895
Gray Television, Inc.
4.750%, 10/15/30§	149,000	146,951
Interpublic Group of Cos., Inc. (The)
3.375%, 3/1/41	175,000	171,311
McGraw Hill LLC
8.000%, 11/30/24§	174,000	174,818
Meredith Corp.
6.875%, 2/1/26	90,000	92,250
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	222,000	232,889
Outfront Media Capital LLC
5.000%, 8/15/27§	137,000	138,541
Sinclair Television Group, Inc.
5.500%, 3/1/30§	140,000	135,975
Sirius XM Radio, Inc.
4.625%, 7/15/24§	120,000	123,450
TEGNA, Inc.
5.500%, 9/15/24§	12,000	12,180
4.750%, 3/15/26§	100,000	105,875
5.000%, 9/15/29	75,000	77,621
ViacomCBS, Inc.
6.875%, 4/30/36	170,000	233,978
Ziggo Bond Co. BV
6.000%, 1/15/27§	170,000	177,438

		2,099,872

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.875%, 9/15/23	60,000	68,550
7.625%, 3/1/26	80,000	97,816
T-Mobile USA, Inc.
6.000%, 3/1/23	50,000	50,234
6.000%, 4/15/24	70,000	70,210

		286,810

Total Communication Services		6,291,249

Consumer Discretionary (3.4%)
Auto Components (0.1%)
Icahn Enterprises LP
6.750%, 2/1/24	100,000	102,000
4.750%, 9/15/24	90,000	93,262
4.375%, 2/1/29§	50,000	48,673
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	67,000	69,010

		312,945

Automobiles (1.1%)
BMW US Capital LLC
3.400%, 8/13/21§	335,000	338,747
0.800%, 4/1/24§	430,000	430,175
2.550%, 4/1/31§	150,000	151,951
Daimler Finance North America LLC
3.350%, 2/22/23§	245,000	256,677
1.450%, 3/2/26§	180,000	178,333
Ford Motor Co.
9.000%, 4/22/25	190,000	229,643
6.625%, 10/1/28	80,000	91,911
9.625%, 4/22/30	41,000	57,144
General Motors Co.
6.800%, 10/1/27	645,000	799,370
6.250%, 10/2/43	1,110,000	1,412,055
Hyundai Capital America
3.500%, 11/2/26§	240,000	257,062
1.800%, 1/10/28§	95,000	90,541
Nissan Motor Co. Ltd.
4.345%, 9/17/27§	315,000	342,014
Volkswagen Group of America Finance LLC
3.350%, 5/13/25§	315,000	338,333

		4,973,956

Distributors (0.1%)
Core & Main LP
6.125%, 8/15/25§	168,000	171,795
Performance Food Group, Inc.
5.500%, 6/1/24§	40,000	40,050
6.875%, 5/1/25§	90,000	95,513
Univar Solutions USA, Inc.
5.125%, 12/1/27§	52,000	54,028

		361,386

Diversified Consumer Services (0.0%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	206,187

Hotels, Restaurants & Leisure (1.4%)
1011778 BC ULC
4.250%, 5/15/24§	60,000	60,600
5.750%, 4/15/25§	142,000	150,342
Affinity Gaming
6.875%, 12/15/27§	7,000	7,368
Caesars Entertainment, Inc.
6.250%, 7/1/25§	161,000	171,272
Churchill Downs, Inc.
5.500%, 4/1/27§	136,000	141,882
Dave & Buster’s, Inc.
7.625%, 11/1/25§	98,000	104,493
Golden Entertainment, Inc.
7.625%, 4/15/26§	150,000	159,562
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	134,000	144,053
IRB Holding Corp.
7.000%, 6/15/25§	130,000	139,750
6.750%, 2/15/26§	118,000	122,299
Life Time, Inc.
5.750%, 1/15/26§	158,000	162,550
Marriott International, Inc.
Series GG 3.500%, 10/15/32	4,200,000	4,302,573
Series HH 2.850%, 4/15/31	65,000	63,810
Powdr Corp.
6.000%, 8/1/25§	51,000	53,550
Station Casinos LLC
4.500%, 2/15/28§	308,000	305,690
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	109,000	110,117

		6,199,911

Household Durables (0.0%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	194,000	207,822
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	18,000	19,125

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Williams Scotsman International, Inc.
4.625%, 8/15/28§	$52,000	$52,845

		279,792

Internet & Direct Marketing Retail (0.2%)
eBay, Inc.
1.900%, 3/11/25	90,000	92,315
Expedia Group, Inc.
6.250%, 5/1/25§	75,000	86,771
Getty Images, Inc.
9.750%, 3/1/27§	318,000	338,670
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	294,000	322,265

		840,021

Leisure Products (0.1%)
Hasbro, Inc.
3.550%, 11/19/26	170,000	183,500
Mattel, Inc.
3.750%, 4/1/29§	39,000	39,460
Vista Outdoor, Inc.
4.500%, 3/15/29§	188,000	185,665

		408,625

Multiline Retail (0.1%)
Dollar Tree, Inc.
3.700%, 5/15/23	320,000	339,513

Specialty Retail (0.3%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	59,000	60,254
AutoNation, Inc.
3.500%, 11/15/24	170,000	182,803
eG Global Finance plc
8.500%, 10/30/25§	220,000	233,816
Ken Garff Automotive LLC
4.875%, 9/15/28§	93,000	92,791
LBM Acquisition LLC
6.250%, 1/15/29§	169,000	174,070
Rent-A-Center, Inc.
6.375%, 2/15/29§	37,000	39,220
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	247,000	255,645
SRS Distribution, Inc.
8.250%, 7/1/26§	75,000	78,984
White Cap Buyer LLC
6.875%, 10/15/28§	160,000	169,400

		1,286,983

Textiles, Apparel & Luxury Goods (0.0%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	160,000	174,638
Levi Strauss & Co.
5.000%, 5/1/25	10,000	10,151
Wolverine World Wide, Inc.
6.375%, 5/15/25§	107,000	113,955

		298,744

Total Consumer Discretionary		15,508,063

Consumer Staples (1.9%)
Beverages (0.1%)
Coca-Cola Co. (The)
3.000%, 3/5/51	440,000	427,387
Pernod Ricard International Finance LLC
2.750%, 10/1/50§	175,000	153,920
Triton Water Holdings, Inc.
6.250%, 4/1/29§	54,000	54,877

		636,184

Food & Staples Retailing (1.0%)
United Natural Foods, Inc.
6.750%, 10/15/28§	88,000	93,720
US Foods, Inc.
6.250%, 4/15/25§	150,000	160,800
Walgreens Boots Alliance, Inc.
4.650%, 6/1/46	1,865,000	1,987,090
4.100%, 4/15/50	2,095,000	2,112,761

		4,354,371

Food Products (0.4%)
B&G Foods, Inc.
5.250%, 4/1/25	50,000	51,188
5.250%, 9/15/27	40,000	41,500
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	170,000	175,357
Kraft Heinz Foods Co.
6.875%, 1/26/39	90,000	124,182
4.375%, 6/1/46	206,000	215,604
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	150,000	155,062
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	250,662
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	60,000	61,275
5.875%, 9/30/27§	74,000	79,306
Post Holdings, Inc.
5.750%, 3/1/27§	170,000	178,338
4.625%, 4/15/30§	80,000	80,152
4.500%, 9/15/31§	257,000	254,109
Sigma Holdco BV
7.875%, 5/15/26§	200,000	199,500
Simmons Foods, Inc.
4.625%, 3/1/29§	138,000	138,865

		2,005,100

Household Products (0.1%)
Central Garden & Pet Co.
4.125%, 10/15/30	76,000	76,665
Energizer Holdings, Inc.
4.750%, 6/15/28§	118,000	121,687
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	70,000	69,825
Spectrum Brands, Inc.
5.750%, 7/15/25	80,000	82,300
5.500%, 7/15/30§	10,000	10,700

		361,177

Personal Products (0.1%)
Edgewell Personal Care Co.
5.500%, 6/1/28§	144,000	151,704
Prestige Brands, Inc.
3.750%, 4/1/31§	134,000	127,788

		279,492

Tobacco (0.2%)
Altria Group, Inc.
3.700%, 2/4/51	475,000	431,881

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Reynolds American, Inc.
4.850%, 9/15/23	$310,000	$340,081

		771,962

Total Consumer Staples		8,408,286

Energy (7.3%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	235,000	243,685
Precision Drilling Corp.
7.750%, 12/15/23	80,000	80,200
7.125%, 1/15/26§	70,000	67,641

		391,526

Oil, Gas & Consumable Fuels (7.2%)
Aethon United BR LP
8.250%, 2/15/26§	88,000	90,640
Aker BP ASA
3.750%, 1/15/30§	170,000	174,916
Antero Resources Corp.
7.625%, 2/1/29§	50,000	53,060
Apache Corp.
4.750%, 4/15/43	2,505,000	2,323,388
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	132,000	131,753
Blue Racer Midstream LLC
7.625%, 12/15/25§	64,000	68,974
6.625%, 7/15/26§	150,000	155,250
BP Capital Markets America, Inc.
3.379%, 2/8/61	175,000	161,794
BP Capital Markets plc
3.814%, 2/10/24	350,000	380,606
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	150,000	156,000
Chevron Corp.
1.141%, 5/11/23	325,000	330,262
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	240,000	240,048
5.625%, 5/1/27§	120,000	117,900
6.000%, 2/1/29§	157,000	154,645
CrownRock LP
5.625%, 10/15/25§	225,000	229,214
Diamondback Energy, Inc.
0.900%, 3/24/23	40,000	39,855
4.750%, 5/31/25	90,000	100,640
Endeavor Energy Resources LP
6.625%, 7/15/25§	23,000	24,531
Energy Transfer Operating LP
3.600%, 2/1/23	245,000	255,085
7.500%, 7/1/38	170,000	221,045
Equinor ASA
3.250%, 11/18/49	170,000	164,444
Genesis Energy LP
5.625%, 6/15/24	90,000	87,750
8.000%, 1/15/27	72,000	72,901
7.750%, 2/1/28	240,000	239,472
Gray Oak Pipeline LLC
2.000%, 9/15/23§	335,000	340,892
Hess Corp.
5.600%, 2/15/41	2,870,000	3,312,181
Hilcorp Energy I LP
6.250%, 11/1/28§	150,000	154,500
5.750%, 2/1/29§	68,000	68,510
Holly Energy Partners LP
5.000%, 2/1/28§	124,000	125,587
Indigo Natural Resources LLC
5.375%, 2/1/29§	73,000	71,723
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	243,648
Kinder Morgan, Inc.
3.600%, 2/15/51	90,000	83,003
Marathon Oil Corp.
6.600%, 10/1/37	4,020,000	4,988,781
NuStar Logistics LP
5.750%, 10/1/25	88,000	93,949
6.000%, 6/1/26	80,000	86,120
Occidental Petroleum Corp.
6.625%, 9/1/30	95,000	106,547
6.125%, 1/1/31	53,000	58,443
6.450%, 9/15/36	132,000	145,530
4.625%, 6/15/45	3,085,000	2,690,305
4.200%, 3/15/48	1,395,000	1,129,950
ONEOK Partners LP
3.375%, 10/1/22	245,000	253,102
ONEOK, Inc.
7.150%, 1/15/51	120,000	158,757
PBF Logistics LP
6.875%, 5/15/23	220,000	220,048
Petrobras Global Finance BV
6.900%, 3/19/49	3,070,000	3,334,788
Petroleos Mexicanos
7.690%, 1/23/50	7,350,000	6,853,875
Plains All American Pipeline LP
2.850%, 1/31/23	335,000	343,566
Range Resources Corp.
8.250%, 1/15/29§	34,000	36,380
Saudi Arabian Oil Co.
3.250%, 11/24/50§	375,000	339,844
Southwestern Energy Co.
7.750%, 10/1/27	110,000	117,425
Summit Midstream Holdings LLC
5.500%, 8/15/22	160,000	154,400
Suncor Energy, Inc.
3.750%, 3/4/51	445,000	430,502
Targa Resources Partners LP
5.875%, 4/15/26	160,000	167,300
4.875%, 2/1/31§	108,000	109,215
Williams Cos., Inc. (The)
3.600%, 3/15/22	165,000	168,989
2.600%, 3/15/31	235,000	229,195

		32,591,228

Total Energy		32,982,754

Financials (9.0%)
Banks (3.4%)
ANZ New Zealand Int’l Ltd.
1.900%, 2/13/23§	350,000	358,963
Bank of America Corp.
(SOFR + 1.15%), 1.319%, 6/19/26(k)	160,000	159,209

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.32%), 4.078%, 4/23/40(k)	$170,000	$187,007
Bank of New Zealand
2.000%, 2/21/25§	250,000	256,602
Bank of Nova Scotia (The)
(SOFR + 0.55%), 0.560%, 9/15/23(k)	4,535,000	4,557,383
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	251,607
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	240,000	258,983
BNP Paribas SA
(SOFR + 2.07%), 2.219%, 6/9/26(k)§	535,000	548,098
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)	675,000	688,612
Comerica Bank
2.500%, 7/23/24	250,000	264,169
Cooperatieve Rabobank UA
3.950%, 11/9/22	250,000	263,236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.106%, 2/24/27(k)§	250,000	244,070
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26(k)§	590,000	597,666
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.85%), 1.127%, 9/16/26(k)§	350,000	343,993
HSBC Bank Canada
0.950%, 5/14/23§	350,000	353,663
ING Groep NV
(SOFR + 1.32%), 1.000%, 4/1/32(k)	330,000	329,547
JPMorgan Chase & Co.
(SOFR + 0.58%), 0.697%, 3/16/24(k)	350,000	351,140
(SOFR + 1.46%), 1.514%, 6/1/24(k)	340,000	346,942
KeyCorp
2.250%, 4/6/27	160,000	163,613
Lloyds Banking Group plc
4.050%, 8/16/23	350,000	377,619
NatWest Markets plc
2.375%, 5/21/23§	350,000	362,639
Royal Bank of Canada
1.950%, 1/17/23	70,000	71,859
1.150%, 6/10/25	670,000	669,732
Santander Holdings USA, Inc.
3.450%, 6/2/25	495,000	528,586
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)	245,000	243,420
Societe Generale SA
2.625%, 1/22/25§	240,000	248,265
Standard Chartered plc
3.950%, 1/11/23§	325,000	340,125
Sumitomo Mitsui Trust Bank Ltd.
0.850%, 3/25/24§	320,000	319,904
Toronto-Dominion Bank (The)
0.750%, 9/11/25	160,000	156,664
Truist Financial Corp.
(SOFR + 0.61%), 1.267%, 3/2/27(k)	145,000	143,313
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	350,546
US Bancorp
1.450%, 5/12/25	410,000	414,989
Westpac Banking Corp.
2.000%, 1/13/23	350,000	359,997

		15,112,161

Capital Markets (2.4%)
Ares Capital Corp.
3.625%, 1/19/22	170,000	173,526
4.250%, 3/1/25	485,000	519,551
3.250%, 7/15/25	330,000	339,986
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	350,000	358,992
Charles Schwab Corp. (The)
2.000%, 3/20/28	200,000	200,618
Credit Suisse Group AG
(SOFR + 2.04%), 2.193%, 6/5/26(k)§	585,000	592,699
Deutsche Bank AG
(SOFR + 1.13%), 1.000%, 4/1/25(k)	830,000	830,100
1.686%, 3/19/26	165,000	164,579
(SOFR + 1.87%), 2.129%, 11/24/26(k)	150,000	149,964
FS KKR Capital Corp.
4.625%, 7/15/24	870,000	924,230
3.400%, 1/15/26	360,000	355,619
Goldman Sachs BDC, Inc.
2.875%, 1/15/26	55,000	55,595
Goldman Sachs Group, Inc. (The)
3.500%, 4/1/25	225,000	243,457
(SOFR + 0.61%), 0.855%, 2/12/26(k)	90,000	88,330
(SOFR + 0.80%), 1.431%, 3/9/27(k)	190,000	187,849
Series VAR (SOFR + 0.79%), 1.093%, 12/9/26(k)	105,000	102,692
Golub Capital BDC, Inc.
2.500%, 8/24/26	1,780,000	1,740,578
Macquarie Group Ltd.
(SOFR + 1.07%), 1.340%, 1/12/27(k)§	75,000	73,602
Morgan Stanley
4.875%, 11/1/22	220,000	234,523

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
MSCI, Inc.
4.750%, 8/1/26§	$24,000	$24,870
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	185,000	189,809
Owl Rock Capital Corp.
4.000%, 3/30/25	825,000	863,988
4.250%, 1/15/26	1,105,000	1,159,844
3.400%, 7/15/26	435,000	439,599
Owl Rock Technology Finance Corp.
3.750%, 6/17/26§	85,000	86,841
Raymond James Financial, Inc.
3.750%, 4/1/51	160,000	163,959
State Street Corp.
2.200%, 3/3/31	190,000	184,911
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.095%, 2/11/32(k)§	250,000	236,595

		10,686,906

Consumer Finance (1.5%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	161,202
Ally Financial, Inc.
1.450%, 10/2/23	245,000	248,241
American Honda Finance Corp.
3.625%, 10/10/23	325,000	349,070
Avolon Holdings Funding Ltd.
4.250%, 4/15/26§	120,000	125,337
2.750%, 2/21/28§	50,000	46,774
Capital One Financial Corp.
3.650%, 5/11/27	350,000	381,513
Caterpillar Financial Services Corp.
0.950%, 5/13/22	340,000	342,369
Curo Group Holdings Corp.
8.250%, 9/1/25§	239,000	238,821
Enova International, Inc.
8.500%, 9/1/24§	190,000	195,225
8.500%, 9/15/25§	60,000	62,268
Ford Motor Credit Co. LLC
4.000%, 11/13/30	210,000	207,923
General Motors Financial Co., Inc.
3.700%, 5/9/23	240,000	252,731
(SOFR + 1.20%), 1.260%, 11/17/23(k)	3,230,000	3,270,181
5.250%, 3/1/26	170,000	194,628
Harley-Davidson Financial Services, Inc.
4.050%, 2/4/22§	170,000	175,002
Hyundai Capital Services, Inc.
3.750%, 3/5/23§	325,000	342,266
John Deere Capital Corp.
1.500%, 3/6/28	250,000	243,325
OneMain Finance Corp.
8.875%, 6/1/25	67,000	74,135
Toyota Motor Credit Corp.
1.650%, 1/10/31	90,000	84,866

		6,995,877

Diversified Financial Services (0.7%)
AIG Global Funding
2.300%, 7/1/22§	350,000	358,444
Cardtronics, Inc.
5.500%, 5/1/25§	70,000	71,925
Element Fleet Management Corp.
1.600%, 4/6/24§	90,000	90,544
3.850%, 6/15/25§	110,000	115,614
GE Capital Funding LLC
4.050%, 5/15/27§	210,000	232,841
LSEGA Financing plc
0.650%, 4/6/24§	865,000	862,924
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	105,000	97,177
NTT Finance Corp.
1.162%, 4/3/26§	200,000	197,389
ORIX Corp.
3.250%, 12/4/24	230,000	248,317
Shift4 Payments LLC
4.625%, 11/1/26§	168,000	174,720
Siemens Financieringsmaatschap pij NV
1.200%, 3/11/26§	345,000	340,979
Verscend Escrow Corp.
9.750%, 8/15/26§	350,000	373,965

		3,164,839

Insurance (0.9%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	215,000	228,491
Assurant, Inc.
4.200%, 9/27/23	170,000	184,025
AssuredPartners, Inc.
5.625%, 1/15/29§	36,000	36,594
Athene Global Funding
1.200%, 10/13/23§	140,000	141,286
2.500%, 3/24/28§	230,000	228,321
2.550%, 11/19/30§	105,000	100,941
Brighthouse Financial, Inc.
3.700%, 6/22/27	96,000	101,333
4.700%, 6/22/47	72,000	73,075
Fairfax Financial Holdings Ltd.
3.375%, 3/3/31§	35,000	34,842
GA Global Funding Trust
1.000%, 4/8/24§	590,000	589,339
Global Atlantic Fin Co.
4.400%, 10/15/29§	100,000	105,617
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	156,874
HUB International Ltd.
7.000%, 5/1/26§	323,000	335,406
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	293,636
Met Tower Global Funding
0.700%, 4/5/24§	860,000	859,647
NFP Corp.
6.875%, 8/15/28§	132,000	136,290

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	$330,000	$354,876
Unum Group
4.500%, 12/15/49	105,000	104,324

		4,064,917

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	290,000	301,963
7.625%, 5/1/26§	72,000	75,373
PHH Mortgage Corp.
7.875%, 3/15/26§	130,000	132,600

		509,936

Total Financials		40,534,636

Health Care (1.6%)
Health Care Equipment & Supplies (0.2%)
DH Europe Finance II SARL
2.200%, 11/15/24	240,000	250,032
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§	60,000	61,606
STERIS Irish FinCo. UnLtd. Co.
3.750%, 3/15/51	280,000	280,062
Varex Imaging Corp.
7.875%, 10/15/27§	137,000	152,413

		744,113

Health Care Providers & Services (0.8%)
AdaptHealth LLC
6.125%, 8/1/28§	126,000	133,182
4.625%, 8/1/29§	109,000	108,182
Aetna, Inc.
2.800%, 6/15/23	325,000	338,795
AmerisourceBergen Corp.
0.737%, 3/15/23	435,000	435,174
2.700%, 3/15/31	605,000	602,812
Anthem, Inc.
3.600%, 3/15/51	420,000	434,184
Centene Corp.
5.375%, 6/1/26§	294,000	307,436
5.375%, 8/15/26§	180,000	189,657
3.000%, 10/15/30	70,000	69,709
2.500%, 3/1/31	190,000	180,500
CVS Health Corp.
4.300%, 3/25/28	96,000	108,807
HCA, Inc.
7.690%, 6/15/25	80,000	95,992
Tenet Healthcare Corp.
4.875%, 1/1/26§	178,000	184,559
US Acute Care Solutions LLC
6.375%, 3/1/26§	118,000	122,130
Vizient, Inc.
6.250%, 5/15/27§	86,000	90,945

		3,402,064

Health Care Technology (0.0%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	207,000

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
2.300%, 3/12/31	215,000	209,398

Pharmaceuticals (0.6%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	220,000	243,221
Bausch Health Cos., Inc.
7.000%, 3/15/24§	154,000	157,080
5.500%, 11/1/25§	266,000	272,551
6.250%, 2/15/29§	119,000	126,289
Bayer US Finance II LLC
3.375%, 7/15/24§	170,000	182,276
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	104,000	108,639
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	207,754
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	228,000	247,380
Johnson & Johnson
3.400%, 1/15/38	405,000	441,333
P&L Development LLC
7.750%, 11/15/25§	149,000	159,430
Royalty Pharma plc
3.550%, 9/2/50§	90,000	86,055
Viatris, Inc.
1.125%, 6/22/22§	340,000	341,799

		2,573,807

Total Health Care		7,136,382

Industrials (6.1%)
Aerospace & Defense (2.2%)
Boeing Co. (The)
2.196%, 2/4/26	245,000	243,945
3.750%, 2/1/50	4,830,000	4,659,211
5.805%, 5/1/50	905,000	1,142,714
3.950%, 8/1/59	665,000	635,287
Embraer Netherlands Finance BV
6.950%, 1/17/28§	2,110,000	2,311,083
Howmet Aerospace, Inc.
6.875%, 5/1/25	160,000	185,400
Raytheon Technologies Corp.
4.500%, 6/1/42	130,000	153,117
Rolls-Royce plc
5.750%, 10/15/27§	200,000	212,310
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	138,000	148,350
Teledyne Technologies, Inc.
2.750%, 4/1/31	245,000	244,148

		9,935,565

Air Freight & Logistics (0.0%)
XPO Logistics, Inc.
6.250%, 5/1/25§	146,000	156,410

Airlines (1.3%)
Delta Air Lines, Inc.
7.000%, 5/1/25§	905,000	1,039,619
4.750%, 10/20/28§	2,130,000	2,316,375
Southwest Airlines Co.
5.125%, 6/15/27	1,995,000	2,296,484

		5,652,478

Building Products (0.1%)
Cornerstone Building Brands, Inc.
6.125%, 1/15/29§	80,000	85,200
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	21,000	21,998
Forterra Finance LLC
6.500%, 7/15/25§	58,000	62,278

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
JELD-WEN, Inc.
6.250%, 5/15/25§	$142,000	$150,697
Masco Corp.
1.500%, 2/15/28	65,000	62,331
Standard Industries, Inc.
4.375%, 7/15/30§	81,000	81,425
Summit Materials LLC
5.250%, 1/15/29§	114,000	118,703

		582,632

Commercial Services & Supplies (0.5%)
ACCO Brands Corp.
5.250%, 12/15/24§	70,000	71,838
4.250%, 3/15/29§	20,000	19,456
ADT Security Corp. (The)
4.125%, 6/15/23	50,000	51,812
4.875%, 7/15/32§	120,000	121,650
Allied Universal Holdco LLC
6.625%, 7/15/26§	238,000	252,394
9.750%, 7/15/27§	198,000	217,246
Aramark Services, Inc.
5.000%, 4/1/25§	94,000	96,115
6.375%, 5/1/25§	60,000	63,375
Cimpress plc
7.000%, 6/15/26§	150,000	157,875
Covanta Holding Corp.
5.000%, 9/1/30	55,000	55,481
Garda World Security Corp.
9.500%, 11/1/27§	240,000	265,260
GFL Environmental, Inc.
5.125%, 12/15/26§	110,000	115,660
KAR Auction Services, Inc.
5.125%, 6/1/25§	296,000	298,664
Matthews International Corp.
5.250%, 12/1/25§	308,000	317,625
Nielsen Finance LLC
5.000%, 4/15/22§	17,000	16,957
5.625%, 10/1/28§	76,000	79,752
5.875%, 10/1/30§	162,000	175,608
Stericycle, Inc.
3.875%, 1/15/29§	38,000	37,430
Waste Management, Inc.
1.500%, 3/15/31	85,000	78,466

		2,492,664

Construction & Engineering (0.4%)
Dycom Industries, Inc.
4.500%, 4/15/29§	193,000	193,000
MasTec, Inc.
4.500%, 8/15/28§	98,000	101,675
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	190,000	195,462
Pike Corp.
5.500%, 9/1/28§	59,000	60,033
PowerTeam Services LLC
9.033%, 12/4/25§	283,333	312,375
Valmont Industries, Inc.
5.000%, 10/1/44	703,000	763,628
Weekley Homes LLC
4.875%, 9/15/28§	108,000	110,970

		1,737,143

Industrial Conglomerates (0.5%)
General Electric Co.
4.350%, 5/1/50	2,110,000	2,326,463

Machinery (0.2%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	60,000	59,550
Clark Equipment Co.
5.875%, 6/1/25§	77,000	81,475
Hillenbrand, Inc.
5.750%, 6/15/25	119,000	126,884
Mueller Water Products, Inc.
5.500%, 6/15/26§	126,000	130,215
Welbilt, Inc.
9.500%, 2/15/24	360,000	370,800

		768,924

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	144,000	153,936
10.250%, 2/15/27§	298,000	332,643
Science Applications International Corp.
4.875%, 4/1/28§	70,000	72,100

		558,679

Road & Rail (0.5%)
Burlington Northern Santa Fe LLC
3.300%, 9/15/51	600,000	600,646
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	82,000	88,642
DAE Funding LLC
5.250%, 11/15/21§	50,000	51,031
5.000%, 8/1/24§	92,000	94,473
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	352,000	352,440
NESCO Holdings II, Inc.
5.500%, 4/15/29§	132,000	135,366
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	230,000	242,440
Ryder System, Inc.
3.350%, 9/1/25	160,000	172,702
Watco Cos. LLC
6.500%, 6/15/27§	406,000	427,416

		2,165,156

Trading Companies & Distributors (0.3%)
Aircastle Ltd.
2.850%, 1/26/28§	110,000	104,562
Aviation Capital Group LLC
3.875%, 5/1/23§	325,000	339,416
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	334,000	341,515
Brightstar Escrow Corp.
9.750%, 10/15/25§	175,000	189,875
WESCO Distribution, Inc.
7.125%, 6/15/25§	60,000	65,422
7.250%, 6/15/28§	165,000	183,818

		1,224,608

Total Industrials		27,600,722

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (3.1%)
Communications Equipment (0.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	$128,000	$130,272
CommScope, Inc.
5.500%, 3/1/24§	294,000	302,306
6.000%, 3/1/26§	190,000	200,260
8.250%, 3/1/27§	153,000	163,710
Juniper Networks, Inc.
1.200%, 12/10/25	50,000	49,015

		845,563

Electronic Equipment, Instruments & Components (0.0%)
CDW LLC
4.125%, 5/1/25	30,000	31,200
Flex Ltd.
4.875%, 6/15/29	95,000	106,559
Itron, Inc.
5.000%, 1/15/26§	110,000	112,640

		250,399

IT Services (0.3%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	230,000	235,750
7.000%, 1/15/26§	152,000	161,956
Black Knight InfoServ LLC
3.625%, 9/1/28§	41,000	40,287
Fidelity National Information Services, Inc.
1.150%, 3/1/26	140,000	138,059
Northwest Fiber LLC
6.000%, 2/15/28§	7,000	6,978
PayPal Holdings, Inc.
1.350%, 6/1/23	240,000	244,180
Presidio Holdings, Inc.
8.250%, 2/1/28§	20,000	21,775
Unisys Corp.
6.875%, 11/1/27§	99,000	108,405
Western Union Co. (The)
1.350%, 3/15/26	200,000	194,767

		1,152,157

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.
4.110%, 9/15/28	610,000	663,885
4.150%, 11/15/30	80,000	86,279
Marvell Technology Group Ltd.
4.200%, 6/22/23	165,000	176,766
Microchip Technology, Inc.
3.922%, 6/1/21	165,000	165,953
2.670%, 9/1/23§	115,000	119,823
Micron Technology, Inc.
2.497%, 4/24/23	330,000	341,813
NXP BV
3.875%, 9/1/22§	200,000	208,862
3.400%, 5/1/30§	950,000	997,766
QUALCOMM, Inc.
3.250%, 5/20/50	150,000	151,114

		2,912,261

Software (0.8%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	222,000	234,210
Ascend Learning LLC
6.875%, 8/1/25§	310,000	316,588
Boxer Parent Co., Inc.
7.125%, 10/2/25§	130,000	139,587
BY Crown Parent LLC
4.250%, 1/31/26§	12,000	12,375
Camelot Finance SA
4.500%, 11/1/26§	450,000	464,702
CDK Global, Inc.
5.875%, 6/15/26	70,000	72,534
Change Healthcare Holdings LLC
5.750%, 3/1/25§	450,000	456,660
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	116,000	133,255
Infor, Inc.
1.450%, 7/15/23§	80,000	81,134
LogMeIn, Inc.
5.500%, 9/1/27§	94,000	98,230
NortonLifeLock, Inc.
5.000%, 4/15/25§	52,000	52,692
Oracle Corp.
3.850%, 7/15/36	170,000	180,033
3.950%, 3/25/51	135,000	146,380
Rocket Software, Inc.
6.500%, 2/15/29§	250,000	252,250
Solera LLC
10.500%, 3/1/24§	462,000	475,190
SS&C Technologies, Inc.
5.500%, 9/30/27§	280,000	297,920
ZoomInfo Technologies LLC
3.875%, 2/1/29§	11,000	10,756

		3,424,496

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.
3.350%, 2/9/27	30,000	32,971
2.650%, 2/8/51	465,000	423,557
Dell International LLC
5.875%, 6/15/21§	32,000	31,960
7.125%, 6/15/24§	220,000	226,463
6.020%, 6/15/26§	3,160,000	3,738,539
Everi Payments, Inc.
7.500%, 12/15/25§	60,000	62,424
Hewlett Packard Enterprise Co.
4.650%, 10/1/24	130,000	145,528
NCR Corp.
8.125%, 4/15/25§	140,000	153,475
5.000%, 10/1/28§	184,000	185,380
5.125%, 4/15/29§	268,000	271,036

		5,271,333

Total Information Technology		13,856,209

Materials (1.8%)
Chemicals (0.4%)
Avient Corp.
5.750%, 5/15/25§	60,000	63,525
Blue Cube Spinco LLC
10.000%, 10/15/25	82,000	86,612
Illuminate Buyer LLC
9.000%, 7/1/28§	214,000	239,145
INEOS Group Holdings SA
5.625%, 8/1/24§	250,000	253,125
Minerals Technologies, Inc.
5.000%, 7/1/28§	109,000	112,406
Nouryon Holding BV
8.000%, 10/1/26§	300,000	318,375
NOVA Chemicals Corp.
5.250%, 8/1/23§	190,000	191,425

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 6/1/24§	$60,000	$62,625
Nufarm Australia Ltd.
5.750%, 4/30/26§	266,000	272,650
Olin Corp.
9.500%, 6/1/25§	104,000	128,310
PPG Industries, Inc.
1.200%, 3/15/26	40,000	39,297
PQ Corp.
5.750%, 12/15/25§	246,000	252,459

		2,019,954

Containers & Packaging (0.7%)
ARD Finance SA
6.500%, 6/30/27 PIK§	200,000	209,250
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	209,538
Ardagh Packaging Finance plc
6.000%, 2/15/25§	200,000	206,000
Berry Global, Inc.
5.125%, 7/15/23	34,000	34,255
1.570%, 1/15/26§	115,000	112,935
4.500%, 2/15/26§	60,000	61,275
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	280,000	293,300
Graham Packaging Co., Inc.
7.125%, 8/15/28§	127,000	134,938
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	136,000	140,590
LABL Escrow Issuer LLC
6.750%, 7/15/26§	170,000	182,112
10.500%, 7/15/27§	200,000	222,720
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	270,000	273,118
7.250%, 4/15/25§	480,000	478,800
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	168,000	182,322
Sealed Air Corp.
4.875%, 12/1/22§	50,000	52,000
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	200,000	209,500

		3,002,653

Metals & Mining (0.7%)
Anglo American Capital plc
5.625%, 4/1/30§	1,800,000	2,150,901
Glencore Finance Canada Ltd.
4.950%, 11/15/21§	235,000	241,391
Glencore Funding LLC
2.500%, 9/1/30§	85,000	81,082
Hudbay Minerals, Inc.
4.500%, 4/1/26§	121,000	124,557
Kaiser Aluminum Corp.
6.500%, 5/1/25§	191,000	201,983
Novelis Corp.
4.750%, 1/30/30§	140,000	144,215

		2,944,129

Total Materials		7,966,736

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	180,000	162,963
Brixmor Operating Partnership LP (REIT)
2.250%, 4/1/28	15,000	14,707
Corporate Office Properties LP (REIT)
2.750%, 4/15/31	35,000	33,818
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	110,000	111,727
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	92,000	89,491
Healthpeak Properties, Inc. (REIT)
3.000%, 1/15/30	240,000	247,724
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	146,000	149,269
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	152,000	159,600
National Retail Properties, Inc. (REIT)
3.500%, 4/15/51	160,000	157,415
Office Properties Income Trust (REIT)
4.500%, 2/1/25	130,000	137,325
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	107,000	116,794
5.875%, 10/1/28§	128,000	135,552
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	65,000	63,347
SBA Communications Corp. (REIT)
4.875%, 9/1/24	90,000	92,000
Service Properties Trust (REIT)
7.500%, 9/15/25	162,000	184,375
5.500%, 12/15/27	122,000	128,405
Simon Property Group LP (REIT)
2.625%, 6/15/22	345,000	352,094
1.750%, 2/1/28	95,000	91,737
Welltower, Inc. (REIT)
2.800%, 6/1/31	230,000	228,549
XHR LP (REIT)
6.375%, 8/15/25§	180,000	189,900

		2,846,792

Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	83,000	89,350
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	304,000	312,360
Howard Hughes Corp. (The)
5.375%, 8/1/28§	58,000	60,755
4.375%, 2/1/31§	119,000	116,546

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Realogy Group LLC
7.625%, 6/15/25§		$185,000	$201,378
9.375%, 4/1/27§		228,000	252,079
5.750%, 1/15/29§		24,000	23,591

			1,056,059

Total Real Estate			3,902,851

Utilities (1.1%)
Electric Utilities (0.8%)
Appalachian Power Co.
Series AA 2.700%, 4/1/31		115,000	114,667
Atlantic City Electric Co.
2.300%, 3/15/31		80,000	79,081
CenterPoint Energy Houston Electric LLC
Series AF 3.350%, 4/1/51		175,000	174,061
Duke Energy Carolinas LLC
3.450%, 4/15/51		555,000	565,033
Duke Energy Corp.
3.150%, 8/15/27		170,000	181,341
Edison International
4.950%, 4/15/25		155,000	172,628
Entergy Corp.
0.900%, 9/15/25		145,000	141,346
2.400%, 6/15/31		100,000	96,629
Entergy Louisiana LLC
2.350%, 6/15/32		85,000	83,697
New England Power Co.
2.807%, 10/6/50§		130,000	113,470
NextEra Energy Capital Holdings, Inc.
0.650%, 3/1/23		280,000	280,880
NRG Energy, Inc.
2.000%, 12/2/25§		170,000	169,119
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.573%, 11/15/21(k)		250,000	250,471
1.367%, 3/10/23		65,000	65,019
Public Service Electric & Gas Co.
2.700%, 5/1/50		40,000	36,767
Southern California Edison Co.
1.100%, 4/1/24		655,000	657,614
Series 20C 1.200%, 2/1/26		35,000	34,501
Southwestern Electric Power Co.
Series N 1.650%, 3/15/26		150,000	150,385
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	71,935
Tampa Electric Co.
3.450%, 3/15/51		35,000	35,773
Vistra Operations Co. LLC
3.550%, 7/15/24§		170,000	177,210

			3,651,627

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
3.300%, 7/15/25§		110,000	116,188
1.375%, 1/15/26§		475,000	461,443

			577,631

Multi-Utilities (0.2%)
Ameren Corp.
1.750%, 3/15/28		90,000	86,949
Berkshire Hathaway Energy Co.
2.850%, 5/15/51		90,000	80,843
Consolidated Edison Co. of New York, Inc.
Series C 3.000%, 12/1/60		60,000	52,084
DTE Energy Co.
Series C 2.529%, 10/1/24(e)		170,000	178,527
Puget Energy, Inc.
6.000%, 9/1/21		170,000	173,759
Sempra Energy
2.875%, 10/1/22		330,000	339,236

			911,398

Water Utilities (0.0%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		71,000	72,597

Total Utilities			5,213,253

Total Corporate Bonds			169,401,141

Foreign Government Securities (14.8%)
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	87,800,000	4,577,503
8.000%, 11/7/47		160,400,000	8,043,739
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	82,580,000	15,266,663
Republic of Indonesia
8.375%, 3/15/34	IDR	59,180,000,000	4,441,047
7.500%, 6/15/35		37,500,000,000	2,640,255
Republic of Poland
2.250%, 4/25/22	PLN	31,610,000	8,186,973
Republic of South Africa
7.000%, 2/28/31	ZAR	95,345,000	5,273,335
8.250%, 3/31/32		106,390,000	6,229,364
8.750%, 2/28/48		115,960,000	6,145,877
Titulos de Tesoreria
7.000%, 6/30/32	COP	23,310,000,000	6,185,741

Total Foreign Government Securities			66,990,497

Mortgage-Backed Securities (4.1%)
FHLMC UMBS
4.000%, 6/1/38		$16,576	17,856
4.000%, 8/1/48		282,111	303,113
4.000%, 11/1/48		14,404	15,463
4.000%, 12/1/48		16,494	17,691
4.000%, 2/1/49		125,286	134,378
4.000%, 7/1/49		608,449	651,655
4.000%, 12/1/49		15,608	16,717
2.500%, 5/1/50		539,315	553,099
2.500%, 6/1/50		562,813	577,198
2.000%, 11/1/50		345,922	345,222
FNMA UMBS
4.000%, 10/1/48		601,690	646,108
3.500%, 8/1/49		5,429,369	5,727,966
3.000%, 7/1/50		3,115,704	3,243,902

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 8/1/50	$1,650,108	$1,718,003
2.500%, 9/1/50	320,430	328,570
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 4/25/51 TBA	687,000	704,443
2.500%, 6/25/51 TBA	1,700,000	1,735,793
GNMA
3.500%, 12/20/49	1,587,765	1,676,543

Total Mortgage-Backed Securities		18,413,720

U.S. Treasury Obligations (37.0%)
U.S. Treasury Bonds
1.125%, 5/15/40	3,340,000	2,718,608
2.000%, 2/15/50	1,975,000	1,800,644
1.375%, 8/15/50	545,000	423,895
1.625%, 11/15/50	710,000	589,577
1.875%, 2/15/51	8,485,000	7,500,859
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.075%, 7/31/22(k)	6,455,000	6,458,069
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.075%, 10/31/22(k)	7,265,000	7,267,969
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.069%, 1/31/23(k)	58,620,000	58,643,108
0.125%, 2/15/24	25,665,000	25,519,071
0.375%, 4/30/25	1,695,000	1,673,193
0.250%, 9/30/25	2,180,000	2,125,594
0.375%, 11/30/25	435,000	425,296
0.375%, 12/31/25	735,000	717,534
0.375%, 1/31/26	1,295,000	1,262,302
0.500%, 2/28/26	36,390,000	35,661,574
1.500%, 2/15/30	650,000	641,617
0.625%, 5/15/30	1,745,000	1,586,922
0.875%, 11/15/30	595,000	549,811
1.125%, 2/15/31	11,815,000	11,152,138

Total U.S. Treasury Obligations		166,717,781

Total Long-Term Debt Securities (97.5%) (Cost $438,259,279)		439,713,336

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills
0.02%, 6/10/21(p)	1,725,000	1,724,923
0.03%, 9/2/21(p)	720,000	719,919

Total U.S. Treasury Obligations		2,444,842

Total Short-Term Investments (0.6%) (Cost $2,444,781)		2,444,842

Total Investments in Securities (98.1%) (Cost $440,704,060)		442,158,178
Other Assets Less Liabilities (1.9%)		8,702,180

Net Assets (100%)		$450,860,358

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $80,626,155 or 17.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(p)	Yield to maturity.

Glossary:
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed delivery
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Australia	0.2%
Brazil	4.6
Canada	1.8
Cayman Islands	0.2
Colombia	1.4
France	0.4
Germany	0.8
Indonesia	1.6
Ireland	0.1
Italy	0.1
Japan	0.3
Luxembourg	0.1
Mexico	4.3
Netherlands	0.7
New Zealand	0.1
Norway	0.2
Peru	0.0 #
Poland	1.8
Saudi Arabia	0.1
South Africa	4.4
South Korea	0.1
Switzerland	0.2
United Arab Emirates	0.1
United Kingdom	0.8
United States	73.7
Cash and Other	1.9

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	17	6/2021	USD	3,080,719	(86,317)

					(86,317)

Short Contracts
Long Gilt	(217)	6/2021	GBP	(38,169,340)	373,293
U.S. Treasury 10 Year Note	(246)	6/2021	USD	(32,210,625)	417,104

					790,397

					704,080

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,278,035	EUR	5,940,000	Citibank NA	4/12/2021	311,188
USD	3,128,173	EUR	2,580,000	Morgan Stanley	4/12/2021	102,168
USD	8,286,642	BRL	45,840,000	HSBC Bank plc**	4/14/2021	147,157
USD	3,134,665	COP	11,210,000,000	JPMorgan Chase Bank**	4/22/2021	73,954
USD	3,949,644	IDR	57,100,000,000	JPMorgan Chase Bank**	4/26/2021	24,590
USD	2,257,908	PLN	8,380,000	Morgan Stanley	4/27/2021	137,199
INR	377,000,000	USD	5,098,315	HSBC Bank plc**	5/10/2021	33,742
KRW	17,500,000,000	USD	15,440,700	Citibank NA**	5/10/2021	19,570
RUB	1,032,000,000	USD	13,472,359	Citibank NA**	5/12/2021	111,112
USD	2,982,253	RUB	224,000,000	Citibank NA**	5/12/2021	33,902
MXN	51,200,000	USD	2,430,582	Goldman Sachs Bank USA	5/13/2021	63,896
MXN	62,300,000	USD	2,983,745	HSBC Bank plc	5/13/2021	51,529
USD	10,167,788	JPY	1,052,000,000	Citibank NA	5/24/2021	662,267
USD	12,771,172	AUD	16,750,000	Barclays Bank plc	5/25/2021	45,638
USD	2,065,947	AUD	2,710,000	HSBC Bank plc	5/25/2021	7,070
USD	3,171,440	AUD	4,110,000	JPMorgan Chase Bank	5/25/2021	48,936
USD	5,306,113	AUD	6,870,000	Morgan Stanley	5/25/2021	86,745
CLP	12,140,000,000	USD	16,673,975	HSBC Bank plc**	6/11/2021	184,042
USD	9,989,718	CHF	9,230,000	Goldman Sachs Bank USA	6/14/2021	204,988
USD	12,026,645	CHF	11,230,000	JPMorgan Chase Bank	6/14/2021	121,713

Total unrealized appreciation						2,471,406

EUR	4,160,000	USD	4,986,020	Citibank NA	4/12/2021	(106,881)
EUR	2,610,000	USD	3,178,354	HSBC Bank plc	4/12/2021	(117,163)
EUR	1,750,000	USD	2,081,278	Morgan Stanley	4/12/2021	(28,756)
BRL	36,900,000	USD	6,640,892	HSBC Bank plc**	4/14/2021	(88,819)
USD	2,773,593	BRL	15,650,000	HSBC Bank plc**	4/14/2021	(5,267)
COP	52,495,000,000	USD	14,646,022	JPMorgan Chase Bank**	4/22/2021	(313,102)
USD	3,200,899	IDR	46,700,000,000	JPMorgan Chase Bank**	4/26/2021	(9,259)
PLN	38,230,000	USD	10,269,969	Citibank NA	4/27/2021	(595,184)
PLN	52,020,000	USD	13,312,349	JPMorgan Chase Bank	4/27/2021	(147,758)
PLN	12,060,000	USD	3,148,923	Morgan Stanley	4/27/2021	(96,924)
USD	11,723,457	PLN	46,460,000	Citibank NA	4/27/2021	(34,077)
KRW	3,600,000,000	USD	3,222,774	Citibank NA**	5/10/2021	(42,376)
USD	5,041,792	INR	377,000,000	HSBC Bank plc**	5/10/2021	(90,265)
CLP	1,520,000,000	USD	2,166,508	HSBC Bank plc**	5/12/2021	(56,150)
RUB	77,000,000	USD	1,052,308	Citibank NA**	5/12/2021	(38,812)
USD	1,564,726	ZAR	24,000,000	Barclays Bank plc	5/12/2021	(53,070)
USD	9,966,356	ZAR	149,300,000	Goldman Sachs Bank USA	5/12/2021	(97,681)
USD	12,943,814	ZAR	193,400,000	HSBC Bank plc	5/12/2021	(92,922)
ZAR	100,600,000	USD	6,793,487	Citibank NA	5/12/2021	(12,227)
JPY	486,000,000	USD	4,482,526	Citibank NA	5/24/2021	(91,193)
JPY	566,000,000	USD	5,214,379	HSBC Bank plc	5/24/2021	(100,192)
CHF	10,910,000	USD	11,654,426	Citibank NA	6/14/2021	(88,727)

Total unrealized depreciation						(2,306,805)

Net unrealized appreciation						164,601

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$8,832,404	$—	$8,832,404
Commercial Mortgage-Backed Securities	—	6,926,927	—	6,926,927
Convertible Bond
Information Technology	—	2,430,866	—	2,430,866
Corporate Bonds
Communication Services	—	6,291,249	—	6,291,249
Consumer Discretionary	—	15,508,063	—	15,508,063
Consumer Staples	—	8,408,286	—	8,408,286
Energy	—	32,982,754	—	32,982,754
Financials	—	40,534,636	—	40,534,636
Health Care	—	7,136,382	—	7,136,382
Industrials	—	27,600,722	—	27,600,722
Information Technology	—	13,856,209	—	13,856,209
Materials	—	7,966,736	—	7,966,736
Real Estate	—	3,902,851	—	3,902,851
Utilities	—	5,213,253	—	5,213,253
Foreign Government Securities	—	66,990,497	—	66,990,497
Forward Currency Contracts	—	2,471,406	—	2,471,406
Futures	790,397	—	—	790,397
Mortgage-Backed Securities	—	18,413,720	—	18,413,720
Short-Term Investments
U.S. Treasury Obligations	—	2,444,842	—	2,444,842
U.S. Treasury Obligations	—	166,717,781	—	166,717,781

Total Assets	$790,397	$444,629,584	$—	$445,419,981

Liabilities:
Forward Currency Contracts	$—	$(2,306,805)	$—	$(2,306,805)
Futures	(86,317)	—	—	(86,317)

Total Liabilities	$(86,317)	$(2,306,805)	$—	$(2,393,122)

Total	$704,080	$442,322,779	$—	$443,026,859

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,599,696
Aggregate gross unrealized depreciation	(7,026,814)

Net unrealized appreciation	$1,572,882

Federal income tax cost of investments in securities and derivative instruments, if applicable	$441,453,977

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.9%)
EQ/American Century Mid Cap Value Portfolio‡	54,669	$1,416,287
EQ/Emerging Markets Equity PLUS Portfolio‡	110,615	1,280,699
EQ/Equity 500 Index Portfolio‡	118,351	7,299,511
EQ/International Equity Index Portfolio‡	248,580	2,609,381
EQ/Janus Enterprise Portfolio*‡	61,906	1,528,954
EQ/MFS International Growth Portfolio‡	163,783	1,424,486
EQ/Small Company Index Portfolio‡	119,267	1,691,926
EQ/Value Equity Portfolio‡	48,492	1,174,168
Multimanager Aggressive Equity Portfolio*‡	10,470	895,304

Total Equity		19,320,716

Fixed Income (59.2%)
1290 Diversified Bond Fund‡	321,105	3,539,627
1290 VT High Yield Bond Portfolio‡	425,526	4,163,309
EQ/Core Bond Index Portfolio‡	531,515	5,452,198
EQ/Core Plus Bond Portfolio‡	421,848	1,748,917
EQ/Global Bond PLUS Portfolio‡	451,228	4,267,714
EQ/PIMCO Ultra Short Bond Portfolio‡	343,966	3,403,044
EQ/Quality Bond PLUS Portfolio‡	617,632	5,349,540

Total Fixed Income		27,924,349

Total Investments in Securities (100.1%) (Cost $37,718,709)		47,245,065
Other Assets Less Liabilities (-0.1%)		(54,459)

Net Assets (100%)		$47,190,606

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	54,669	1,390,511	11,678	(151,483)	6,047	159,534	1,416,287	—	—
EQ/Emerging Markets Equity PLUS Portfolio	110,615	1,459,735	18,089	(256,548)	46,579	12,844	1,280,699	—	—
EQ/Equity 500 Index Portfolio	118,351	7,914,478	100,868	(1,162,976)	626,571	(179,430)	7,299,511	—	—
EQ/International Equity Index Portfolio	248,580	2,745,124	38,942	(295,056)	11,504	108,867	2,609,381	—	—
EQ/Janus Enterprise Portfolio*	61,906	1,485,276	16,867	(46,491)	2,106	71,196	1,528,954	—	—
EQ/MFS International Growth Portfolio	163,783	1,554,275	18,675	(158,359)	10,309	(414)	1,424,486	—	—
EQ/Small Company Index Portfolio	119,267	1,525,802	23,912	(50,981)	4,164	189,029	1,691,926	—	—
EQ/Value Equity Portfolio(a)	48,492	1,082,617	15,199	(35,428)	901	110,879	1,174,168	—	—
Multimanager Aggressive Equity Portfolio*	10,470	906,496	14,444	(37,113)	983	10,494	895,304	—	—
Fixed Income
1290 Diversified Bond Fund	321,105	—	3,550,000	—	—	(10,373)	3,539,627	14,931	—
1290 VT High Yield Bond Portfolio	425,526	4,052,295	223,508	(127,416)	136	14,786	4,163,309	—	—
EQ/Core Bond Index Portfolio	531,515	10,355,298	609,093	(5,313,191)	140,380	(339,382)	5,452,198	—	—
EQ/Core Plus Bond Portfolio	421,848	—	1,750,000	—	—	(1,083)	1,748,917	—	—
EQ/Global Bond PLUS Portfolio	451,228	4,298,307	256,397	(129,506)	131	(157,615)	4,267,714	—	—
EQ/PIMCO Ultra Short Bond Portfolio	343,966	3,296,642	210,723	(107,712)	(1)	3,392	3,403,044	—	—
EQ/Quality Bond PLUS Portfolio	617,632	5,345,397	308,017	(179,050)	223	(125,047)	5,349,540	—	—

Total		47,412,253	7,166,412	(8,051,310)	850,033	(132,323)	47,245,065	14,931	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$47,245,065	$—	$47,245,065

Total Assets	$—	$47,245,065	$—	$47,245,065

Total Liabilities	$—	$—	$—	$—

Total	$—	$47,245,065	$—	$47,245,065

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,043,172
Aggregate gross unrealized depreciation	(567,709)

Net unrealized appreciation	$9,475,463

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,769,602

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (62.1%)
EQ/American Century Mid Cap Value Portfolio‡	218,347	$5,656,602
EQ/Emerging Markets Equity PLUS Portfolio‡	649,973	7,525,385
EQ/Equity 500 Index Portfolio‡	782,190	48,242,985
EQ/International Equity Index Portfolio‡	1,730,823	18,168,667
EQ/Janus Enterprise Portfolio*‡	204,774	5,057,500
EQ/MFS International Growth Portfolio‡	1,054,578	9,172,097
EQ/Small Company Index Portfolio‡	1,051,539	14,917,165
EQ/Value Equity Portfolio‡	189,078	4,578,232
Multimanager Aggressive Equity Portfolio*‡	39,747	3,398,902

Total Equity		116,717,535

Fixed Income (38.0%)
1290 Diversified Bond Fund‡	768,831	8,475,043
1290 VT High Yield Bond Portfolio‡	1,206,254	11,801,876
EQ/Core Bond Index Portfolio‡	1,334,479	13,688,881
EQ/Core Plus Bond Portfolio‡	1,012,436	4,197,400
EQ/Global Bond PLUS Portfolio‡	1,177,623	11,137,962
EQ/PIMCO Ultra Short Bond Portfolio‡	884,572	8,751,565
EQ/Quality Bond PLUS Portfolio‡	1,532,481	13,273,401

Total Fixed Income		71,326,128

Total Investments in Securities (100.1%) (Cost $135,205,642)		188,043,663
Other Assets Less Liabilities (-0.1%)		(191,050)

Net Assets (100%)		$187,852,613

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	218,347	5,528,848	78,785	(606,974)	7,322	648,621	5,656,602	—	—
EQ/Emerging Markets Equity PLUS Portfolio	649,973	9,023,829	145,634	(2,028,374)	366,925	17,371	7,525,385	—	—
EQ/Equity 500 Index Portfolio	782,190	49,426,124	804,026	(4,873,743)	1,746,867	1,139,711	48,242,985	—	—
EQ/International Equity Index Portfolio	1,730,823	18,630,230	307,440	(1,598,098)	44,964	784,131	18,168,667	—	—
EQ/Janus Enterprise Portfolio*	204,774	4,997,253	105,048	(289,299)	11,402	233,096	5,057,500	—	—
EQ/MFS International Growth Portfolio	1,054,578	9,602,597	148,379	(642,165)	17,913	45,373	9,172,097	—	—
EQ/Small Company Index Portfolio	1,051,539	13,745,857	217,375	(784,562)	62,990	1,675,505	14,917,165	—	—
EQ/Value Equity Portfolio(a)	189,078	4,253,061	76,936	(187,374)	(720)	436,329	4,578,232	—	—
Multimanager Aggressive Equity Portfolio*	39,747	3,482,787	80,458	(210,267)	7,547	38,377	3,398,902	—	—
Fixed Income
1290 Diversified Bond Fund	768,831	—	8,500,001	—	—	(24,958)	8,475,043	35,751	—
1290 VT High Yield Bond Portfolio	1,206,254	11,520,815	725,710	(495,629)	2,287	48,693	11,801,876	—	—
EQ/Core Bond Index Portfolio	1,334,479	24,301,029	2,390,614	(12,529,199)	143,360	(616,923)	13,688,881	—	—
EQ/Core Plus Bond Portfolio	1,012,436	—	4,200,000	—	—	(2,600)	4,197,400	—	—
EQ/Global Bond PLUS Portfolio	1,177,623	10,966,405	1,046,592	(489,942)	197	(385,290)	11,137,962	—	—
EQ/PIMCO Ultra Short Bond Portfolio	884,572	8,298,037	805,633	(363,374)	(20)	11,289	8,751,565	—	—
EQ/Quality Bond PLUS Portfolio	1,532,481	12,927,621	1,242,654	(591,721)	(181)	(304,972)	13,273,401	—	—

Total		186,704,493	20,875,285	(25,690,721)	2,410,853	3,743,753	188,043,663	35,751	—

a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$188,043,663	$—	$188,043,663

Total Assets	$—	$188,043,663	$—	$188,043,663

Total Liabilities	$—	$—	$—	$—

Total	$—	$188,043,663	$—	$188,043,663

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,444,779
Aggregate gross unrealized depreciation	(704,636)

Net unrealized appreciation	$52,740,143

Federal income tax cost of investments in securities and derivative instruments, if applicable	$135,303,520

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (77.2%)
EQ/American Century Mid Cap Value Portfolio‡	124,199	$3,217,542
EQ/Emerging Markets Equity PLUS Portfolio‡	849,483	9,835,305
EQ/Equity 500 Index Portfolio‡	1,130,237	69,709,443
EQ/International Equity Index Portfolio‡	2,272,930	23,859,234
EQ/Janus Enterprise Portfolio*‡	132,091	3,262,392
EQ/MFS International Growth Portfolio‡	1,506,901	13,106,136
EQ/Small Company Index Portfolio‡	1,596,943	22,654,297
EQ/Value Equity Portfolio‡	202,494	4,903,067
Multimanager Aggressive Equity Portfolio*‡	33,056	2,826,738

Total Equity		153,374,154

Fixed Income (22.8%)
1290 Diversified Bond Fund‡	461,298	5,085,014
1290 VT High Yield Bond Portfolio‡	854,071	8,356,150
EQ/Core Bond Index Portfolio‡	840,663	8,623,392
EQ/Core Plus Bond Portfolio‡	602,640	2,498,452
EQ/Global Bond PLUS Portfolio‡	740,248	7,001,271
EQ/PIMCO Ultra Short Bond Portfolio‡	537,663	5,319,403
EQ/Quality Bond PLUS Portfolio‡	965,638	8,363,755

Total Fixed Income		45,247,437

Total Investments in Securities (100.0%) (Cost $135,401,259)		198,621,591
Other Assets Less Liabilities (0.0%)		(7,045)

Net Assets (100%)		$198,614,546

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	124,199	3,138,986	184,052	(484,504)	5,410	373,598	3,217,542	—	—
EQ/Emerging Markets Equity PLUS Portfolio	849,483	10,583,146	335,429	(1,511,697)	224,529	203,898	9,835,305	—	—
EQ/Equity 500 Index Portfolio	1,130,237	66,593,483	1,891,965	(2,812,380)	58,411	3,977,964	69,709,443	—	—
EQ/International Equity Index Portfolio	2,272,930	23,090,703	642,276	(927,844)	(4,314)	1,058,413	23,859,234	—	—
EQ/Janus Enterprise Portfolio*	132,091	3,052,690	131,466	(74,645)	163	152,718	3,262,392	—	—
EQ/MFS International Growth Portfolio	1,506,901	13,148,984	339,048	(463,978)	6,220	75,862	13,106,136	—	—
EQ/Small Company Index Portfolio	1,596,943	20,308,479	510,381	(742,108)	41,780	2,535,765	22,654,297	—	—
EQ/Value Equity Portfolio(a)	202,494	4,389,056	132,799	(76,306)	2	457,516	4,903,067	—	—
Multimanager Aggressive Equity Portfolio*	33,056	2,732,123	139,612	(79,780)	398	34,385	2,826,738	—	—
Fixed Income
1290 Diversified Bond Fund	461,298	—	5,100,000	—	—	(14,986)	5,085,014	21,450	—
1290 VT High Yield Bond Portfolio	854,071	7,520,791	928,016	(127,418)	5	34,756	8,356,150	—	—
EQ/Core Bond Index Portfolio	840,663	14,075,065	1,750,556	(6,917,687)	35,658	(320,200)	8,623,392	—	—
EQ/Core Plus Bond Portfolio	602,640	—	2,500,000	—	—	(1,548)	2,498,452	—	—
EQ/Global Bond PLUS Portfolio	740,248	6,545,463	813,058	(118,812)	(25)	(238,413)	7,001,271	—	—
EQ/PIMCO Ultra Short Bond Portfolio	537,663	4,801,007	601,378	(89,525)	2	6,541	5,319,403	—	—
EQ/Quality Bond PLUS Portfolio	965,638	7,719,472	990,603	(157,276)	(94)	(188,950)	8,363,755	—	—

Total		187,699,448	16,990,639	(14,583,960)	368,145	8,147,319	198,621,591	21,450	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$198,621,591	$—	$198,621,591

Total Assets	$—	$198,621,591	$—	$198,621,591

Total Liabilities	$—	$—	$—	$—

Total	$—	$198,621,591	$—	$198,621,591

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,434,341
Aggregate gross unrealized depreciation	(334,961)

Net unrealized appreciation	$63,099,380

Federal income tax cost of investments in securities and derivative instruments, if applicable	$135,522,211

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (87.4%)
EQ/American Century Mid Cap Value Portfolio‡	114,119	$2,956,407
EQ/Emerging Markets Equity PLUS Portfolio‡	794,933	9,203,720
EQ/Equity 500 Index Portfolio‡	1,085,900	66,974,873
EQ/International Equity Index Portfolio‡	2,159,447	22,667,994
EQ/Janus Enterprise Portfolio*‡	100,125	2,472,881
EQ/MFS International Growth Portfolio‡	1,410,689	12,269,339
EQ/Small Company Index Portfolio‡	1,494,272	21,197,794
EQ/Value Equity Portfolio‡	208,119	5,039,273
Multimanager Aggressive Equity Portfolio*‡	29,899	2,556,821

Total Equity		145,339,102

Fixed Income (12.6%)
1290 Diversified Bond Fund‡	203,514	2,243,397
1290 VT High Yield Bond Portfolio‡	463,032	4,530,263
EQ/Core Bond Index Portfolio‡	374,031	3,836,753
EQ/Core Plus Bond Portfolio‡	265,162	1,099,319
EQ/Global Bond PLUS Portfolio‡	314,696	2,976,397
EQ/PIMCO Ultra Short Bond Portfolio‡	244,108	2,415,101
EQ/Quality Bond PLUS Portfolio‡	445,738	3,860,705

Total Fixed Income		20,961,935

Total Investments in Securities (100.0%) (Cost $112,637,278)		166,301,037
Other Assets Less Liabilities (0.0%)		24,390

Net Assets (100%)		$166,325,427

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	114,119	2,643,157	107,536	(119,612)	750	324,576	2,956,407	—	—
EQ/Emerging Markets Equity PLUS Portfolio	794,933	9,508,268	207,683	(882,007)	103,056	266,720	9,203,720	—	—
EQ/Equity 500 Index Portfolio	1,085,900	63,455,131	1,279,402	(1,624,870)	19,908	3,845,302	66,974,873	—	—
EQ/International Equity Index Portfolio	2,159,447	21,703,994	436,762	(471,982)	1,006	998,214	22,667,994	—	—
EQ/Janus Enterprise Portfolio*	100,125	2,314,642	78,861	(36,382)	(14)	115,774	2,472,881	—	—
EQ/MFS International Growth Portfolio	1,410,689	12,230,755	238,676	(275,036)	1,827	73,117	12,269,339	—	—
EQ/Small Company Index Portfolio	1,494,272	18,737,610	363,995	(300,473)	4,800	2,391,862	21,197,794	—	—
EQ/Value Equity Portfolio(a)	208,119	4,516,138	91,847	(39,677)	(2)	470,967	5,039,273	—	—
Multimanager Aggressive Equity Portfolio*	29,899	2,469,964	100,257	(44,350)	46	30,904	2,556,821	—	—
Fixed Income
1290 Diversified Bond Fund	203,514	—	2,250,000	—	—	(6,603)	2,243,397	9,463	—
1290 VT High Yield Bond Portfolio	463,032	4,021,925	529,531	(39,877)	7	18,677	4,530,263	—	—
EQ/Core Bond Index Portfolio	374,031	6,087,558	807,031	(2,932,829)	16,066	(141,073)	3,836,753	—	—
EQ/Core Plus Bond Portfolio	265,162	—	1,100,000	—	—	(681)	1,099,319	—	—
EQ/Global Bond PLUS Portfolio	314,696	2,742,056	364,467	(28,790)	(5)	(101,331)	2,976,397	—	—
EQ/PIMCO Ultra Short Bond Portfolio	244,108	2,148,421	286,314	(22,563)	— #	2,929	2,415,101	—	—
EQ/Quality Bond PLUS Portfolio	445,738	3,508,251	479,530	(39,877)	(3)	(87,196)	3,860,705	—	—

Total		156,087,870	8,721,892	(6,858,325)	147,442	8,202,158	166,301,037	9,463	—

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$166,301,037	$—	$166,301,037

Total Assets	$—	$166,301,037	$—	$166,301,037

Total Liabilities	$—	$—	$—	$—

Total	$—	$166,301,037	$—	$166,301,037

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,710,726
Aggregate gross unrealized depreciation	(86,605)

Net unrealized appreciation	$53,624,121

Federal income tax cost of investments in securities and derivative instruments, if applicable	$112,676,916

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (97.7%)
EQ/American Century Mid Cap Value Portfolio‡	17,440	$451,814
EQ/Emerging Markets Equity PLUS Portfolio‡	281,164	3,255,311
EQ/Equity 500 Index Portfolio‡	375,534	23,161,780
EQ/International Equity Index Portfolio‡	744,477	7,814,875
EQ/Janus Enterprise Portfolio*‡	10,985	271,315
EQ/MFS International Growth Portfolio‡	622,783	5,416,595
EQ/Small Company Index Portfolio‡	590,879	8,382,224
EQ/Value Equity Portfolio‡	105,210	2,547,496
Multimanager Aggressive Equity Portfolio*‡	20,249	1,731,544

Total Equity		53,032,954

Fixed Income (2.4%)
1290 Diversified Bond Fund‡	21,255	234,296
1290 VT High Yield Bond Portfolio‡	57,740	564,919
EQ/Core Bond Index Portfolio‡	38,831	398,327
EQ/Core Plus Bond Portfolio‡	27,721	114,929

Total Fixed Income		1,312,471

Total Investments in Securities (100.1%) (Cost $42,863,443)		54,345,425
Other Assets Less Liabilities (-0.1%)		(40,391)

Net Assets (100%)		$54,305,034

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	17,440	324,256	104,485	(20,302)	(11)	43,386	451,814	—	—
EQ/Emerging Markets Equity PLUS Portfolio	281,164	3,117,257	197,005	(175,103)	4,551	111,601	3,255,311	—	—
EQ/Equity 500 Index Portfolio	375,534	20,863,816	1,362,901	(363,946)	129	1,298,880	23,161,780	—	—
EQ/International Equity Index Portfolio	744,477	7,135,812	465,801	(120,521)	158	333,625	7,814,875	—	—
EQ/Janus Enterprise Portfolio*	10,985	198,801	76,622	(14,888)	31	10,749	271,315	—	—
EQ/MFS International Growth Portfolio	622,783	5,207,718	324,521	(146,246)	100	30,502	5,416,595	—	—
EQ/Small Company Index Portfolio	590,879	7,250,345	397,454	(192,239)	1,518	925,146	8,382,224	—	—
EQ/Value Equity Portfolio(a)	105,210	2,229,937	115,795	(32,504)	21	234,247	2,547,496	—	—
Multimanager Aggressive Equity Portfolio*	20,249	1,640,299	108,909	(38,438)	8	20,766	1,731,544	—	—
Fixed Income
1290 Diversified Bond Fund	21,255	—	235,000	—	—	(704)	234,296	988	—
1290 VT High Yield Bond Portfolio	57,740	410,250	157,864	(5,414)	2	2,217	564,919	—	—
EQ/Core Bond Index Portfolio	38,831	530,278	243,838	(362,859)	(1,770)	(11,160)	398,327	—	—
EQ/Core Plus Bond Portfolio	27,721	—	115,000	—	—	(71)	114,929	—	—

Total		48,908,769	3,905,195	(1,472,460)	4,737	2,999,184	54,345,425	988	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$54,345,425	$—	$54,345,425

Total Assets	$—	$54,345,425	$—	$54,345,425

Total Liabilities	$—	$—	$—	$—

Total	$—	$54,345,425	$—	$54,345,425

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,422,986
Aggregate gross unrealized depreciation	(7,302)

Net unrealized appreciation	$11,415,684

Federal income tax cost of investments in securities and derivative instruments, if applicable	$42,929,741

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Premier VIP Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management Group, LLC (“EIM” or the “Administrator”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2021 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.